UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Courtney R. Taylor

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Semi-annual report for the six months ended June 30, 2014

The Bond Fund of America seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2014:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	1.00%	5.01%	3.52%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated March 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Following a sharp rise in interest rates in 2013, bond yields reversed course during The Bond Fund of America’s current fiscal year. With the resulting increase in bond prices, the fund returned 4.25% for the six months ended June 30.

By way of comparison, the unmanaged Barclays U.S. Aggregate Index — a measure of the investment-grade (BBB/Baa and above) bond market — returned 3.93%. The fund’s peer group, as measured by the Lipper Core Bond Funds Average, returned 4.09%.

The fund’s dividend income complemented the rise in bond prices. During the period, the fund paid dividends totaling 14 cents a share. For investors, this amounted to an income return of 1.17% (2.34% annualized) with dividends reinvested, or 1.16% (2.32% annualized) if taken in cash.

Results at a glance

For periods ended June 30, 2014, with all distributions reinvested

	Cumulative total return	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime (since 5/28/74)

The Bond Fund of America (Class A shares)	4.96%	3.89%	5.82%	3.92%	8.04%
Barclays U.S. Aggregate Index*	4.37	3.66	4.85	4.93	7.99
Lipper Core Bond Funds Average	4.93	3.98	5.85	4.56	7.83

*	The Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The Bond Fund of America	1

Bond market overview

During the first half of 2014,bond yields declined amid concerns about slowing U.S. growth. Severe winter weather hampered business transactions in many regions, resulting in lower-than-expected economic activity.

Yields fell further as rising tensions in Ukraine and the Middle East spurred demand for safe-haven assets. During the six-month period, the yield on the benchmark 10-year U.S. Treasury note dropped from 3.04% at the end of December to 2.53% at the end of June.

The downward pressure on rates came despite significant monetary policy changes at the Federal Reserve, including a sizable reduction in the central bank’s bond buying program, known as quantitative easing. Prompted by improving employment growth and generally benign inflation, the Fed cut its bond purchases from $85 billion a month in January to $35 billion a month by the end of June.

Inside the portfolio

The fund gradually moved into a more defensive position over the period. The fund’s managers sold corporate bonds and mortgage-backed securities as those investments rallied. They also reduced holdings of high-yield bonds and emerging markets debt amid increasingly high valuations. The fund’s shorter-than-index duration hurt results relative to the benchmark, but that was more than offset by the fund’s yield curve positioning among longer dated bonds.

Fund holdings in Treasury and agency bonds increased during the period, representing 38% of the portfolio at the end of June, compared to 34% at the start of the fiscal year. Mortgage-backed securities made up 26% of the portfolio, up from 23%, while corporate bonds were reduced from 32% to 29%.

The fund maintains relatively small holdings of high-yield bonds and emerging markets debt. Both sectors were positive contributors to returns, and both were trimmed significantly as spreads tightened. High-yield bonds and emerging markets debt accounted for 4.1% and 4.3% of the fund, respectively, at June 30.

2	The Bond Fund of America

Looking ahead

Managers believe U.S. economic growth is poised to accelerate in the next six months, and they expect inflation to gradually pick up as well. This combination likely will result in modestly higher interest rates throughout the year and into 2015, though there also may be stretches of economic uncertainty when bonds will rally. In addition, we expect higher market volatility at times as the Fed winds down its asset purchase program and ponders future short-term rate increases.

Investors often choose The Bond Fund of America to provide income, as well as a degree of capital preservation, when compared with other assets they may own. This is especially true as events such as college or retirement approach. We remain confident that the fund can continue to serve our investors well in this regard. While we expect interest rates to rise, we believe the increases will be gradual. In such an environment, bonds can lose value. However, when those bonds are sold or reach maturity, the proceeds can be reinvested in less expensive bonds at higher yields, providing higher income and contributing to total return.

We take a long-term, research-driven approach to investing, and we feel it is during challenging periods that we as fixed-income portfolio managers can be most effective. Thank you for your continued interest in The Bond Fund of America. We look forward to reporting to you again in six months.

Cordially,

John H. Smet
President

August 12, 2014

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.47%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.28%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The Bond Fund of America	3

Summary investment portfolio June 30, 2014	unaudited

Portfolio by type of security	Percent of net assets
U.S. Treasury bonds & notes	33.53%
Corporate bonds & notes	29.31
Mortgage-backed obligations	25.58
Bonds & notes of governments & government agencies outside the U.S.	4.68
Federal agency bonds & notes	4.18
Other bonds & notes	3.86
Other securities	0.17
Short-term securities & other assets less liabilities	(1.31)
100.00%

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	37.72%
AAA/Aaa	26.35
AA/Aa	6.44
A/A	12.42
BBB/Baa	13.67
Below investment grade	4.11
Unrated	0.42
Other	0.18
Short-term securities & other assets less liabilities	(1.31)
100.00%

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

4	The Bond Fund of America

Bonds, notes & other debt instruments 101.14%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 33.53%
U.S. Treasury 25.78%
U.S. Treasury:
1.00% 2016	$286,750	$289,534
1.50% 2016[1]	309,000	315,359
1.50% 2016	87,724	89,546
0.75% 2017	150,850	150,232
0.875% 2017	390,900	391,377
0.875% 2017	115,850	116,046
1.00% 2017	166,200	167,182
1.25% 2018	268,500	266,403
1.25% 2018	243,250	241,046
1.375% 2018	140,000	139,814
1.50% 2018	160,750	161,586
1.50% 2019	1,190,950	1,184,852
1.625% 2019	210,000	209,983
2.25% 2021	309,300	312,671	25.78%
2.25% 2021	138,250	139,621
2.50% 2023	292,290	293,901
2.75% 2023	217,800	223,134
2.50% 2024	119,502	119,269
2.75% 2024	204,800	209,345
6.875% 2025	77,500	109,732
2.875% 2043	151,745	138,364
3.625% 2043	98,350	103,653
3.75% 2043	93,355	100,589
3.375% 2044	89,825	90,227
3.625% 2044	261,472	275,309
0.25%–8.75% 2015–2042[1]	1,130,013	1,177,775
		7,016,550	25.78

U.S. Treasury inflation-protected securities[2] 7.75%
U.S. Treasury Inflation-Protected Security:
2.00% 2014	88,029	88,245
0.50% 2015	236,300	239,843
1.625% 2015	112,493	114,428
0.125% 2017	139,145	143,993
0.125% 2019	371,778	382,842	7.75
0.625% 2024	414,241	429,159
0.75% 2042	97,038	91,176
1.375% 2044	197,380	216,656
0.125%–2.375% 2016–2043	392,601	402,417
		2,108,759	7.75

Total U.S. Treasury bonds & notes		9,125,309	33.53

The Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes 29.31%
Financials 7.61%
Other securities		$2,069,819	7.61%

Energy 4.03%
Other securities		1,096,901	4.03

Health care 2.88%
Other securities		783,619	2.88

Consumer discretionary 2.86%
Other securities		779,316	2.86

Consumer staples 2.82%
Other securities		767,585	2.82

Utilities 2.58%
Other securities		703,088	2.58

Industrials 2.45%
Other securities		667,143	2.45

Telecommunication services 2.25%
Verizon Communications Inc. 6.55% 2043	$76,552	96,530	.35
Other securities		516,592	1.90
		613,122	2.25

Materials 1.09%
Other securities		296,327	1.09

Information technology 0.74%
Other securities		201,324	.74

Total corporate bonds & notes		7,978,244	29.31

6	The Bond Fund of America

	Principal amount	Value	Percent of
	(000)	(000)	net assets
Mortgage-backed obligations 25.58%
Federal agency mortgage-backed obligations[3] 20.57%
Fannie Mae:
3.00% 2044[4]	$145,525	$143,661
3.50% 2044[4]	488,931	502,911
4.00% 2044[4]	939,650	996,616
4.50% 2044[4]	1,299,105	1,406,459	17.01%
4.50% 2044[4]	443,540	479,101
0%–11.046% 2017–2047[4,5]	1,042,027	1,100,265
Freddie Mac 0%–7.50% 2019–2047[4,5]	488,946	530,104	1.95
Government National Mortgage Assn.:
4.00% 2043	264,081	282,885
2.50%–10.00% 2021–2043	136,776	149,300	1.59
Other securities		6,253	.02
		5,597,555	20.57

Collateralized mortgage-backed obligations (privately originated)[3] 0.23%
Freddie Mac 1.002%–3.552% 2023–2024[5]	24,109	24,618	.09
Other securities		38,255	.14
		62,873	.23

Other mortgage-backed securities 4.78%
Other securities		1,300,453	4.78

Total mortgage-backed obligations		6,960,881	25.58

Federal agency bonds & notes 4.18%
Freddie Mac 0.50%–5.00% 2014–2024[3,5]	474,669	481,786	1.77
Fannie Mae:
0.50% 2016	117,100	117,168
0.478%–7.125% 2015–2030[3,5]	98,450	103,983	.81
Federal Home Loan Bank 0.375%–5.50% 2016–2036	110,150	112,478	.42
Federal Farm Credit Banks 0.204%–1.625% 2014–2017[5]	81,451	81,645	.30
Other securities		239,544	.88
		1,136,604	4.18

Other bonds & notes 8.54%
Other securities		2,325,337	8.54

Total bonds, notes & other debt instruments (cost: $26,673,111,000)		27,526,375	101.14

Convertible securities 0.06%
Industrials 0.06%
Other securities		17,803	.06

Total convertible securities (cost: $13,570,000)		17,803	.06

The Bond Fund of America	7

Preferred securities 0.02%		Value (000)	Percent of net assets
U. S. government agency securities 0.02%
Other securities		$4,281	.02%

Total preferred securities (cost: $5,820,000)		4,281	.02

Common stocks 0.09%
Other 0.09%
Other securities		24,785	.09

Total common stocks (cost: $80,571,000)		24,785	.09

Rights & warrants 0.00%
Energy 0.00%
Other securities		8	.00

Total rights & warrants (cost: $671,000)		8	.00

Short-term securities 13.18%	Principal amount (000)
Freddie Mac 0.06%–0.16% due 10/17/2014–6/16/2015	$1,145,900	1,145,258	4.21
Federal Home Loan Bank 0.045%–0.15% due 7/2/2014–3/23/2015	961,352	961,202	3.53
Fannie Mae 0.05%–0.13% due 7/23/2014–1/5/2015	327,700	327,617	1.20
Federal Farm Credit Banks 0.10%–0.14% due 7/16/2014–3/30/2015	297,500	297,344	1.09
Coca–Cola Co. 0.11%–0.14% due 7/23/2014–11/12/2014[6]	161,900	161,856	.60
Procter & Gamble Co. 0.08%–0.09% due 7/7/2014–8/11/2014[6]	139,900	139,896	.51
Jupiter Securitization Co., LLC 0.28% due 11/4/2014[6]	100,000	99,931
Chariot Funding, LLC 0.21% due 12/12/2014[6]	25,000	24,978	.46
Chevron Corp. 0.07% due 7/9/2014–7/10/2014[6]	109,400	109,398	.40
Abbott Laboratories 0.10% due 8/11/2014–9/3/2014[6]	77,800	77,792	.29
Other securities		242,027	.89

Total short-term securities (cost: $3,587,048,000)		3,587,299	13.18
Total investment securities (cost: $30,360,791,000)		31,160,551	114.49
Other assets less liabilities		(3,944,531)	(14.49)

Net assets		$27,216,020	100.00%

8	The Bond Fund of America

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $112,656,000, which represented .41% of the net assets of the fund. Some of these securities (with an aggregate value of $7,044,000, an aggregate cost of $34,606,000, and which represented .03% of the net assets of the fund) were acquired from 9/17/2009 to 10/25/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $157,554,000, which represented .58% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $316,876,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2014 (000)
Sales:
Australian dollars	7/3/2014	Bank of America, N.A.	$9,190	A$10,000	$(237)
Brazilian reais	7/28/2014	Citibank	$8,511	BRL18,970	—
British pounds	7/14/2014	Bank of America, N.A.	$13,400	£8,000	(290)
British pounds	7/31/2014	UBS AG	$5,726	£3,365	(31)
British pounds	8/14/2014	Citibank	$3,666	£2,175	(55)
Chilean pesos	8/1/2014	Citibank	$4,635	CLP2,558,250	26
Euros	7/9/2014	JPMorgan Chase	$16,931	€12,418	(74)
Euros	7/15/2014	HSBC Bank	$24,480	€18,000	(160)
Euros	7/30/2014	Citibank	$5,446	€4,000	(31)
Euros	9/12/2014	Bank of America, N.A.	$19,926	€14,717	(232)
Japanese yen	7/30/2014	Citibank	$28,239	¥2,870,000	(98)
Mexican pesos	7/14/2014	Barclays Bank PLC	$20,779	MXN267,995	144
Philippine pesos	7/18/2014	Barclays Bank PLC	$11,446	PHP501,900	(48)
South African rand	7/17/2014	Bank of America, N.A.	$6,976	ZAR75,000	(54)
Swedish kronor	7/11/2014	UBS AG	NKr98,928	SKr108,000	(40)
Turkish lira	7/11/2014	Citibank	$7,235	TRY15,160	96
					$(1,084)

The Bond Fund of America	9

Interest rate swaps

The fund has entered into interest rate swap contracts as shown in the following table. The average notional amount of interest rate swaps was $878,213,000 over the prior 12-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2014 (000)
Pay	3-month USD-LIBOR	0.492%	1/14/2016	$100,000	$113
Pay	3-month USD-LIBOR	0.4945	5/22/2016	10,000	(8)
Receive	3-month USD-LIBOR	1.04	4/4/2017	220,000	(906)
Pay	3-month USD-LIBOR	1.0635	6/20/2017	2,000	5
Receive	3-month USD-LIBOR	1.322	1/14/2018	60,000	(232)
Receive	3-month USD-LIBOR	1.461	4/23/2018	70,000	(394)
Receive	3-month USD-LIBOR	1.314	5/20/2018	90,000	86
Receive	3-month USD-LIBOR	1.619	3/17/2019	30,000	(11)
Receive	3-month USD-LIBOR	1.823	3/24/2019	150,000	(1,425)
Receive	3-month USD-LIBOR	1.7525	4/22/2019	100,000	(523)
Pay	3-month USD-LIBOR	1.71	6/9/2019	120,000	173
Pay	3-month USD-LIBOR	1.789	6/20/2019	202,700	993
Pay	3-month USD-LIBOR	1.7945	6/20/2019	126,700	655
Pay	3-month USD-LIBOR	1.7905	6/20/2019	50,600	251
Receive	3-month USD-LIBOR	2.437	12/30/2020	6,000	(137)
Receive	3-month USD-LIBOR	2.279	3/14/2021	20,000	(212)
Receive	3-month USD-LIBOR	2.30773	4/10/2021	76,925	(886)
Receive	3-month USD-LIBOR	2.251	6/6/2021	270,000	(1,620)
Receive	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(1,000)
Receive	3-month USD-LIBOR	2.942	1/24/2024	15,000	(490)
Receive	3-month USD-LIBOR	2.815	3/17/2024	9,000	(182)
Receive	3-month USD-LIBOR	2.896	3/24/2024	8,000	(218)
Receive	3-month USD-LIBOR	2.82125	4/11/2024	97,000	(1,960)
Receive	3-month USD-LIBOR	2.736	4/17/2024	20,000	(249)
Receive	3-month USD-LIBOR	2.633	5/23/2024	9,330	(21)
Receive	3-month USD-LIBOR	2.701	6/9/2024	65,000	(511)
Receive	3-month USD-LIBOR	2.7395	6/11/2024	105,000	(1,190)
Pay	3-month USD-LIBOR	2.6935	6/18/2024	20,000	140
Receive	3-month USD-LIBOR	2.7455	6/19/2024	72,000	(840)
Receive	3-month USD-LIBOR	2.661	6/27/2024	12,000	(45)
Pay	3-month USD-LIBOR	3.4275	4/11/2034	92,000	3,290
Pay	3-month USD-LIBOR	3.76	1/21/2044	15,000	1,314
Receive	3-month USD-LIBOR	3.772	1/21/2044	11,500	(1,037)
Pay	3-month USD-LIBOR	3.636	3/24/2044	40,000	2,526
Receive	3-month USD-LIBOR	3.635	3/24/2044	17,000	(1,070)
Receive	3-month USD-LIBOR	3.523	3/28/2044	5,000	(205)
Pay	3-month USD-LIBOR	3.5475	4/11/2044	20,000	914
Pay	3-month USD-LIBOR	3.51	4/23/2044	15,000	574
Receive	3-month USD-LIBOR	3.3535	6/27/2044	14,000	(98)
Receive	3-month USD-LIBOR	3.34	6/27/2044	70,000	(299)
					$(4,735)

10	The Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security or a security in this range was pledged as collateral. The total value of pledged collateral was $32,310,000, which represented .12% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	A portion or all of this security purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,612,606,000, which represented 13.27% of the net assets of the fund.

Key to abbreviations and symbols
TBA = To be announced
A$ = Australian dollars
BRL = Brazilian reais
CLP = Chilean pesos
€ = Euros
£ = British pounds
¥ = Japanese yen
MXN = Mexican pesos
NKr = Norwegian kroner
PHP = Philippine pesos
SKr = Swedish kronor
TRY = Turkish lira
ZAR = South African rand

See Notes to Financial Statements

The Bond Fund of America	11

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $30,360,791)		$31,160,551
Cash		1,338
Unrealized appreciation on open forward currency contracts		266
Receivables for:
Sales of investments	$2,190,518
Sales of fund’s shares	30,467
Closed forward currency contracts	178
Dividends and interest	170,318	2,391,481
		33,553,636
Liabilities:
Unrealized depreciation on open forward currency contracts		1,350
Payables for:
Purchases of investments	6,269,000
Repurchases of fund’s shares	43,494
Dividends on fund’s shares	2,265
Closed forward currency contracts	181
Investment advisory services	4,440
Services provided by related parties	11,740
Trustees’ deferred compensation	739
Variation margin on interest rate swaps	3,351
Other	1,056	6,336,266
Net assets at June 30, 2014		$27,216,020

Net assets consist of:
Capital paid in on shares of beneficial interest		$28,509,582
Undistributed net investment income		16,786
Accumulated net realized loss		(2,104,417)
Net unrealized appreciation		794,069
Net assets at June 30, 2014		$27,216,020

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,129,400 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$18,707,187	1,463,663	$12.78
Class B	206,723	16,174	12.78
Class C	1,567,050	122,607	12.78
Class F-1	806,438	63,096	12.78
Class F-2	702,672	54,978	12.78
Class 529-A	961,789	75,251	12.78
Class 529-B	19,167	1,500	12.78
Class 529-C	387,484	30,317	12.78
Class 529-E	51,851	4,057	12.78
Class 529-F-1	64,190	5,022	12.78
Class R-1	58,212	4,554	12.78
Class R-2	626,321	49,004	12.78
Class R-3	742,159	58,067	12.78
Class R-4	485,109	37,955	12.78
Class R-5	207,383	16,226	12.78
Class R-6	1,622,285	126,929	12.78

See Notes to Financial Statements

12	The Bond Fund of America

Statement of operations for the six months ended June 30, 2014	unaudited (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $190)	$404,423
Dividends	336	$404,759

Fees and expenses*:
Investment advisory services	26,966
Distribution services	41,079
Transfer agent services	20,083
Administrative services	2,927
Reports to shareholders	916
Registration statement and prospectus	376
Trustees’ compensation	148
Auditing and legal	32
Custodian	131
Other	904	93,562
Net investment income		311,197

Net realized gain and unrealized appreciation on investments, forward currency contracts, interest rate swaps and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $12)	266,780
Forward currency contracts	(6,023)
Interest rate swaps	(5,584)
Currency transactions	(852)	254,321
Net unrealized appreciation (depreciation) on:
Investments	550,118
Forward currency contracts	1,840
Interest rate swaps	(4,806)
Currency translations	72	547,224
Net realized gain and unrealized appreciation on investments, forward currency contracts, interest rate swaps and currency		801,545

Net increase in net assets resulting from operations		$1,112,742

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Bond Fund of America	13

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2014*	Year ended December 31, 2013
Operations:
Net investment income	$311,197	$615,380
Net realized gain on investments, forward currency contracts, interest rate swaps and currency transactions	254,321	5,182
Net unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps and currency translations	547,224	(1,291,536)
Net increase (decrease) in net assets resulting from operations	1,112,742	(670,974)

Dividends paid or accrued to shareholders from net investment income	(299,629)	(680,633)

Net capital share transactions	(608,797)	(5,620,774)

Total increase (decrease) in net assets	204,316	(6,972,381)

Net assets:
Beginning of period	27,011,704	33,984,085
End of period (including undistributed net investment income: $16,786 and $5,218, respectively)	$27,216,020	$27,011,704

*Unaudited.

See Notes to Financial Statements

14	The Bond Fund of America

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The Bond Fund of America	15

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

16	The Bond Fund of America

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Bond Fund of America	17

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect

18	The Bond Fund of America

the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2014 (dollars in thousands):

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$9,125,309	$—	$9,125,309
Corporate bonds & notes	—	7,973,176	5,068	7,978,244
Mortgage-backed obligations	—	6,960,881	—	6,960,881
Federal agency bonds & notes	—	1,136,604	—	1,136,604
Other bonds & notes	—	2,308,412	16,925	2,325,337
Convertible securities	—	17,803	—	17,803
Preferred securities	—	4,281	—	4,281
Common stocks	—	14,005	10,780	24,785
Rights & warrants	—	—	8	8
Short-term securities	—	3,587,299	—	3,587,299
Total	$—	$31,127,770	$32,781	$31,160,551

The Bond Fund of America	19

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$266	$—	$266
Unrealized appreciation on interest rate swaps	—	11,034	—	11,034
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,350)	—	(1,350)
Unrealized depreciation on interest rate swaps	—	(15,769)	—	(15,769)
Total	$—	$(5,819)	$—	$(5,819)

*Forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment

20	The Bond Fund of America

adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in pass-through securities — Pass-through securities are debt obligations backed by a pool of assets, such as mortgages. In addition to the risks associated with investing in debt securities generally, pass-through securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which pass-through securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The Bond Fund of America	21

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

22	The Bond Fund of America

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts and interest rate swaps as of June 30, 2014 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$266	Unrealized depreciation on open forward currency contracts	$1,350
Forward currency	Receivables for closed forward currency contracts	178	Payables for closed forward currency contracts	181
Interest rate swaps	Variation margin on interest rate swaps	—	Variation margin on interest rate swaps	3,351
		$444		$4,882

	Net realized loss		Net unrealized appreciation (depreciation)
Contract	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Net realized loss on forward currency contracts	$(6,023)	Net unrealized appreciation on forward currency contracts	$1,840
Interest rate swaps	Net realized loss on interest rate swaps	(5,584)	Net unrealized depreciation on interest rate swaps	(4,806)
		$(11,607)		$(2,966)

The Bond Fund of America	23

Collateral — The fund participates in a collateral program due to its use of forward currency contracts and interest rate swaps. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities and tax authorities outside the U.S. for tax years before 2009.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2013, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$14,265
Capital loss carryforward expiring 2017*	(2,232,472)
Post-October capital loss deferral†	(34,263)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.
†	This deferral is considered incurred in the subsequent year.

24	The Bond Fund of America

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$873,134
Gross unrealized depreciation on investment securities	(110,640)
Net unrealized appreciation on investment securities	762,494
Cost of investment securities	30,398,057

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2014	Year ended December 31, 2013
Class A	$214,557	$499,382
Class B	1,768	5,259
Class C	12,048	30,981
Class F-1	10,912	28,234
Class F-2	6,572	11,145
Class 529-A	10,422	23,025
Class 529-B	148	439
Class 529-C	2,737	6,374
Class 529-E	508	1,141
Class 529-F-1	757	1,662
Class R-1	446	1,050
Class R-2	4,739	11,420
Class R-3	7,309	17,155
Class R-4	5,597	12,573
Class R-5	2,914	7,761
Class R-6	18,195	23,032
Total	$299,629	$680,633

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are

The Bond Fund of America	25

based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2014, the investment advisory services fee was $26,966,000, which was equivalent to an annualized rate of 0.201% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund

26	The Bond Fund of America

reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. During the period January 1, 2014, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party to the fund.

For the six months ended June 30, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$22,575	$14,755	$929	Not applicable
Class B	1,134	188	Not applicable	Not applicable
Class C	7,975	1,256	400	Not applicable
Class F-1	1,175	494	235	Not applicable
Class F-2	Not applicable	232	128	Not applicable
Class 529-A	1,087	612	235	$440
Class 529-B	103	16	5	9
Class 529-C	1,884	260	95	178
Class 529-E	127	21	13	24
Class 529-F-1	—	40	16	29
Class R-1	285	34	14	Not applicable
Class R-2	2,312	1,230	156	Not applicable
Class R-3	1,826	645	184	Not applicable
Class R-4	596	241	120	Not applicable
Class R-5	Not applicable	56	56	Not applicable
Class R-6	Not applicable	3	341	Not applicable
Total class-specific expenses	$41,079	$20,083	$2,927	$680

The Bond Fund of America	27

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $148,000 in the fund’s statement of operations includes $100,000 in current fees (either paid in cash or deferred) and a net increase of $48,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2014

Class A	$1,036,044	82,079	$206,423	16,305	$(1,994,068)	(158,191)	$(751,601)	(59,807)
Class B	2,521	200	1,708	135	(61,247)	(4,860)	(57,018)	(4,525)
Class C	87,636	6,942	11,411	902	(260,357)	(20,659)	(161,310)	(12,815)
Class F-1	131,946	10,468	10,645	841	(325,946)	(25,666)	(183,355)	(14,357)
Class F-2	300,941	23,674	6,072	479	(86,071)	(6,831)	220,942	17,322
Class 529-A	57,463	4,555	10,375	819	(81,425)	(6,467)	(13,587)	(1,093)
Class 529-B	490	39	147	12	(5,580)	(443)	(4,943)	(392)
Class 529-C	25,465	2,018	2,722	215	(40,015)	(3,179)	(11,828)	(946)
Class 529-E	3,092	245	505	40	(4,777)	(379)	(1,180)	(94)
Class 529-F-1	6,410	508	752	59	(6,773)	(538)	389	29
Class R-1	5,745	455	443	35	(8,101)	(643)	(1,913)	(153)
Class R-2	67,502	5,352	4,689	370	(101,020)	(8,019)	(28,829)	(2,297)
Class R-3	92,297	7,318	7,226	571	(127,894)	(10,151)	(28,371)	(2,262)
Class R-4	66,604	5,290	5,573	440	(86,158)	(6,833)	(13,981)	(1,103)
Class R-5	28,638	2,272	2,835	224	(56,900)	(4,495)	(25,427)	(1,999)
Class R-6	469,749	37,261	18,200	1,437	(34,734)	(2,756)	453,215	35,942
Total net increase (decrease)	$2,382,543	188,676	$289,726	22,884	$(3,281,066)	(260,110)	$(608,797)	(48,550)

28	The Bond Fund of America

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class A	$2,123,545	167,068	$479,812	37,976	$(6,896,608)	(545,969)	$(4,293,251)	(340,925)
Class B	8,606	674	5,091	403	(182,890)	(14,441)	(169,193)	(13,364)
Class C	201,014	15,797	29,413	2,329	(859,829)	(68,051)	(629,402)	(49,925)
Class F-1	301,246	23,782	27,658	2,188	(766,949)	(60,666)	(438,045)	(34,696)
Class F-2	269,984	21,393	10,145	803	(275,888)	(21,855)	4,241	341
Class 529-A	131,181	10,341	22,886	1,812	(262,387)	(20,815)	(108,320)	(8,662)
Class 529-B	1,521	120	435	34	(16,271)	(1,286)	(14,315)	(1,132)
Class 529-C	59,239	4,669	6,326	501	(135,037)	(10,712)	(69,472)	(5,542)
Class 529-E	7,237	571	1,133	89	(14,979)	(1,189)	(6,609)	(529)
Class 529-F-1	17,884	1,413	1,646	130	(27,235)	(2,158)	(7,705)	(615)
Class R-1	12,250	966	1,042	82	(32,534)	(2,565)	(19,242)	(1,517)
Class R-2	161,855	12,746	11,290	894	(312,518)	(24,686)	(139,373)	(11,046)
Class R-3	201,109	15,844	16,974	1,344	(387,263)	(30,603)	(169,180)	(13,415)
Class R-4	145,027	11,429	12,479	988	(251,028)	(19,820)	(93,522)	(7,403)
Class R-5	90,869	7,173	7,540	597	(171,230)	(13,599)	(72,821)	(5,829)
Class R-6	670,763	52,979	23,027	1,828	(88,355)	(7,014)	605,435	47,793
Total net increase (decrease)	$4,403,330	346,965	$656,897	51,998	$(10,681,001)	(845,429)	$(5,620,774)	(446,466)

*Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $22,767,969,000 and $22,403,772,000, respectively, during the six months ended June 30, 2014.

The Bond Fund of America	29

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 6/30/2014[3,4]	$12.40	$.15	$.37	$.52
	Year ended 12/31/2013	12.95	.26	(.52)	(.26)
	Year ended 12/31/2012	12.55	.30	.43	.73
	Year ended 12/31/2011	12.19	.40	.38	.78
	Year ended 12/31/2010	11.80	.44	.41	.85
	Year ended 12/31/2009	10.76	.53	1.03	1.56
Class B:	Six months ended 6/30/2014[3,4]	12.40	.11	.37	.48
	Year ended 12/31/2013	12.95	.17	(.52)	(.35)
	Year ended 12/31/2012	12.55	.21	.43	.64
	Year ended 12/31/2011	12.19	.31	.38	.69
	Year ended 12/31/2010	11.80	.35	.41	.76
	Year ended 12/31/2009	10.76	.45	1.03	1.48
Class C:	Six months ended 6/30/2014[3,4]	12.40	.10	.37	.47
	Year ended 12/31/2013	12.95	.16	(.52)	(.36)
	Year ended 12/31/2012	12.55	.20	.43	.63
	Year ended 12/31/2011	12.19	.30	.38	.68
	Year ended 12/31/2010	11.80	.35	.41	.76
	Year ended 12/31/2009	10.76	.44	1.03	1.47
Class F-1:	Six months ended 6/30/2014[3,4]	12.40	.15	.37	.52
	Year ended 12/31/2013	12.95	.26	(.52)	(.26)
	Year ended 12/31/2012	12.55	.30	.43	.73
	Year ended 12/31/2011	12.19	.40	.38	.78
	Year ended 12/31/2010	11.80	.44	.41	.85
	Year ended 12/31/2009	10.76	.53	1.03	1.56
Class F-2:	Six months ended 6/30/2014[3,4]	12.40	.17	.37	.54
	Year ended 12/31/2013	12.95	.29	(.52)	(.23)
	Year ended 12/31/2012	12.55	.33	.43	.76
	Year ended 12/31/2011	12.19	.43	.38	.81
	Year ended 12/31/2010	11.80	.47	.41	.88
	Year ended 12/31/2009	10.76	.56	1.03	1.59
Class 529-A:	Six months ended 6/30/2014[3,4]	12.40	.15	.37	.52
	Year ended 12/31/2013	12.95	.25	(.52)	(.27)
	Year ended 12/31/2012	12.55	.29	.43	.72
	Year ended 12/31/2011	12.19	.39	.38	.77
	Year ended 12/31/2010	11.80	.44	.41	.85
	Year ended 12/31/2009	10.76	.53	1.03	1.56

30	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.14)	$12.78	4.25%	$18,707	.63%[5]		2.39%[5]
(.29)	12.40	(1.99)	18,895	.61		2.10
(.33)	12.95	5.90	24,142	.60		2.33
(.42)	12.55	6.51	23,654	.60		3.23
(.46)	12.19	7.30	25,627	.59		3.61
(.52)	11.80	14.91	27,349	.65		4.74
(.10)	12.78	3.85	207	1.38	[5]	1.65	[5]
(.20)	12.40	(2.72)	257	1.36		1.33
(.24)	12.95	5.10	441	1.35		1.60
(.33)	12.55	5.70	612	1.36		2.49
(.37)	12.19	6.50	891	1.35		2.88
(.44)	11.80	14.06	1,212	1.40		4.05
(.09)	12.78	3.83	1,567	1.42	[5]	1.60	[5]
(.19)	12.40	(2.76)	1,680	1.41		1.29
(.23)	12.95	5.05	2,400	1.39		1.54
(.32)	12.55	5.66	2,520	1.40		2.43
(.37)	12.19	6.45	2,931	1.39		2.81
(.43)	11.80	14.00	3,189	1.44		3.91
(.14)	12.78	4.25	807	.62	[5]	2.41	[5]
(.29)	12.40	(2.03)	961	.64		2.06
(.33)	12.95	5.88	1,452	.61		2.32
(.42)	12.55	6.48	1,520	.63		3.21
(.46)	12.19	7.27	1,866	.62		3.59
(.52)	11.80	14.91	2,329	.65		4.80
(.16)	12.78	4.39	703	.36	[5]	2.66	[5]
(.32)	12.40	(1.75)	467	.37		2.36
(.36)	12.95	6.16	483	.35		2.56
(.45)	12.55	6.76	319	.36		3.48
(.49)	12.19	7.55	402	.36		3.89
(.55)	11.80	15.19	737	.39		4.66
(.14)	12.78	4.20	962	.72	[5]	2.30	[5]
(.28)	12.40	(2.08)	947	.70		2.01
(.32)	12.95	5.80	1,101	.68		2.24
(.41)	12.55	6.42	981	.68		3.13
(.46)	12.19	7.24	898	.65		3.53
(.52)	11.80	14.86	758	.70		4.67

See page 35 for footnotes.

The Bond Fund of America	31

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:	Six months ended 6/30/2014[3,4]	$12.40	$.10	$.37	$.47
	Year ended 12/31/2013	12.95	.15	(.52)	(.37)
	Year ended 12/31/2012	12.55	.19	.43	.62
	Year ended 12/31/2011	12.19	.29	.38	.67
	Year ended 12/31/2010	11.80	.34	.41	.75
	Year ended 12/31/2009	10.76	.44	1.03	1.47
Class 529-C:	Six months ended 6/30/2014[3,4]	12.40	.10	.37	.47
	Year ended 12/31/2013	12.95	.16	(.52)	(.36)
	Year ended 12/31/2012	12.55	.19	.43	.62
	Year ended 12/31/2011	12.19	.29	.38	.67
	Year ended 12/31/2010	11.80	.34	.41	.75
	Year ended 12/31/2009	10.76	.44	1.03	1.47
Class 529-E:	Six months ended 6/30/2014[3,4]	12.40	.13	.37	.50
	Year ended 12/31/2013	12.95	.22	(.52)	(.30)
	Year ended 12/31/2012	12.55	.26	.43	.69
	Year ended 12/31/2011	12.19	.36	.38	.74
	Year ended 12/31/2010	11.80	.40	.41	.81
	Year ended 12/31/2009	10.76	.49	1.03	1.52
Class 529-F-1:	Six months ended 6/30/2014[3,4]	12.40	.16	.37	.53
	Year ended 12/31/2013	12.95	.28	(.52)	(.24)
	Year ended 12/31/2012	12.55	.32	.43	.75
	Year ended 12/31/2011	12.19	.42	.38	.80
	Year ended 12/31/2010	11.80	.46	.41	.87
	Year ended 12/31/2009	10.76	.55	1.03	1.58
Class R-1:	Six months ended 6/30/2014[3,4]	12.40	.11	.37	.48
	Year ended 12/31/2013	12.95	.17	(.52)	(.35)
	Year ended 12/31/2012	12.55	.20	.43	.63
	Year ended 12/31/2011	12.19	.30	.38	.68
	Year ended 12/31/2010	11.80	.35	.41	.76
	Year ended 12/31/2009	10.76	.44	1.03	1.47
Class R-2:	Six months ended 6/30/2014[3,4]	12.40	.11	.37	.48
	Year ended 12/31/2013	12.95	.17	(.52)	(.35)
	Year ended 12/31/2012	12.55	.20	.43	.63
	Year ended 12/31/2011	12.19	.30	.38	.68
	Year ended 12/31/2010	11.80	.34	.41	.75
	Year ended 12/31/2009	10.76	.44	1.03	1.47

32	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.09)	$12.78	3.79%	$19	1.50%[5]		1.52%[5]
(.18)	12.40	(2.84)	23	1.49		1.21
(.22)	12.95	4.96	39	1.48		1.47
(.31)	12.55	5.58	54	1.47		2.36
(.36)	12.19	6.39	73	1.45		2.76
(.43)	11.80	13.94	86	1.50		3.89
(.09)	12.78	3.80	388	1.48	[5]	1.54	[5]
(.19)	12.40	(2.83)	388	1.48		1.24
(.22)	12.95	4.97	477	1.46		1.46
(.31)	12.55	5.59	444	1.46		2.35
(.36)	12.19	6.40	428	1.44		2.74
(.43)	11.80	13.95	370	1.49		3.87
(.12)	12.78	4.08	52	.94	[5]	2.08	[5]
(.25)	12.40	(2.30)	52	.93		1.79
(.29)	12.95	5.55	61	.93		1.99
(.38)	12.55	6.14	54	.94		2.87
(.42)	12.19	6.93	49	.93		3.24
(.48)	11.80	14.52	40	.99		4.38
(.15)	12.78	4.32	64	.49	[5]	2.53	[5]
(.31)	12.40	(1.86)	62	.48		2.24
(.35)	12.95	6.04	73	.46		2.45
(.44)	12.55	6.65	59	.46		3.36
(.48)	12.19	7.47	54	.44		3.74
(.54)	11.80	15.09	44	.49		4.84
(.10)	12.78	3.86	58	1.37	[5]	1.65	[5]
(.20)	12.40	(2.72)	58	1.37		1.34
(.23)	12.95	5.08	81	1.36		1.57
(.32)	12.55	5.68	91	1.38		2.45
(.37)	12.19	6.47	99	1.38		2.82
(.43)	11.80	14.02	103	1.43		3.96
(.10)	12.78	3.84	626	1.40	[5]	1.62	[5]
(.20)	12.40	(2.70)	636	1.35		1.37
(.23)	12.95	5.09	807	1.36		1.57
(.32)	12.55	5.67	806	1.39		2.43
(.36)	12.19	6.44	832	1.39		2.79
(.43)	11.80	13.95	795	1.49		3.89

See page 35 for footnotes.

The Bond Fund of America	33

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-3:	Six months ended 6/30/2014[3,4]	$12.40	$.13	$.37	$.50
	Year ended 12/31/2013	12.95	.22	(.52)	(.30)
	Year ended 12/31/2012	12.55	.26	.43	.69
	Year ended 12/31/2011	12.19	.36	.38	.74
	Year ended 12/31/2010	11.80	.40	.41	.81
	Year ended 12/31/2009	10.76	.50	1.03	1.53
Class R-4:	Six months ended 6/30/2014[3,4]	12.40	.16	.37	.53
	Year ended 12/31/2013	12.95	.26	(.52)	(.26)
	Year ended 12/31/2012	12.55	.30	.43	.73
	Year ended 12/31/2011	12.19	.40	.38	.78
	Year ended 12/31/2010	11.80	.44	.41	.85
	Year ended 12/31/2009	10.76	.53	1.03	1.56
Class R-5:	Six months ended 6/30/2014[3,4]	12.40	.17	.37	.54
	Year ended 12/31/2013	12.95	.30	(.52)	(.22)
	Year ended 12/31/2012	12.55	.34	.43	.77
	Year ended 12/31/2011	12.19	.43	.38	.81
	Year ended 12/31/2010	11.80	.48	.41	.89
	Year ended 12/31/2009	10.76	.56	1.03	1.59
Class R-6:	Six months ended 6/30/2014[3,4]	12.40	.18	.37	.55
	Year ended 12/31/2013	12.95	.31	(.52)	(.21)
	Year ended 12/31/2012	12.55	.35	.43	.78
	Year ended 12/31/2011	12.19	.44	.38	.82
	Year ended 12/31/2010	11.80	.48	.41	.89
	Period from 5/1/2009 to 12/31/2009[3,6]	10.78	.35	1.01	1.36

	Six months ended June 30,	Year ended December 31
	2014[3,4]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	129%	419%	264%	154%	99%	84%

34	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.12)	$12.78	4.08%	$742	.94%[5]		2.08%[5]
(.25)	12.40	(2.30)	748	.92		1.79
(.29)	12.95	5.55	955	.92		2.00
(.38)	12.55	6.15	963	.94		2.89
(.42)	12.19	6.94	1,053	.93		3.26
(.49)	11.80	14.54	1,091	.97		4.43
(.15)	12.78	4.25	485	.61	[5]	2.41	[5]
(.29)	12.40	(1.99)	484	.60		2.11
(.33)	12.95	5.89	602	.60		2.33
(.42)	12.55	6.48	669	.62		3.21
(.46)	12.19	7.27	768	.62		3.57
(.52)	11.80	14.90	788	.66		4.75
(.16)	12.78	4.41	207	.32	[5]	2.71	[5]
(.33)	12.40	(1.70)	226	.31		2.41
(.37)	12.95	6.20	311	.31		2.63
(.45)	12.55	6.80	310	.32		3.51
(.50)	12.19	7.59	370	.32		3.88
(.55)	11.80	15.24	451	.37		5.20
(.17)	12.78	4.43	1,622	.27	[5]	2.75	[5]
(.34)	12.40	(1.65)	1,128	.26		2.51
(.38)	12.95	6.26	559	.25		2.61
(.46)	12.55	6.85	237	.27		3.55
(.50)	12.19	7.64	280	.27		3.90
(.34)	11.80	12.75	252	.31	[5]	4.59	[5]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Annualized.
[6]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

The Bond Fund of America	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2014, through June 30, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	The Bond Fund of America

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,042.45	$3.19	.63%
Class A — assumed 5% return	1,000.00	1,021.67	3.16	.63
Class B — actual return	1,000.00	1,038.52	6.98	1.38
Class B — assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class C — actual return	1,000.00	1,038.32	7.18	1.42
Class C — assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F-1 — actual return	1,000.00	1,042.49	3.14	.62
Class F-1 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class F-2 — actual return	1,000.00	1,043.86	1.82	.36
Class F-2 — assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 529-A — actual return	1,000.00	1,041.97	3.65	.72
Class 529-A — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-B — actual return	1,000.00	1,037.90	7.58	1.50
Class 529-B — assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-C — actual return	1,000.00	1,037.99	7.48	1.48
Class 529-C — assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-E — actual return	1,000.00	1,040.84	4.76	.94
Class 529-E — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 529-F-1 — actual return	1,000.00	1,043.17	2.48	.49
Class 529-F-1 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Class R-1 — actual return	1,000.00	1,038.57	6.92	1.37
Class R-1 — assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2 — actual return	1,000.00	1,038.41	7.08	1.40
Class R-2 — assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-3 — actual return	1,000.00	1,040.83	4.76	.94
Class R-3 — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 — actual return	1,000.00	1,042.53	3.09	.61
Class R-4 — assumed 5% return	1,000.00	1,021.77	3.06	.61
Class R-5 — actual return	1,000.00	1,044.07	1.62	.32
Class R-5 — assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-6 — actual return	1,000.00	1,044.34	1.37	.27
Class R-6 — assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Bond Fund of America	37

Approval of Investment Advisory and Service Agreement

The Bond Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2015. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing as high a level of current income as is consistent with the preservation of capital. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Core Bond Funds Average and the Barclays U.S. Aggregate Index. They noted that the investment results of the fund were above the results of the Lipper average for the nine-month, one-year and lifetime periods (although below the Lipper average for the three-year, five-year and 10-year

38	The Bond Fund of America

periods) and above the Barclays index for the nine-month, one-year, three-year and five-year periods (although below the Barclays average for the 10-year period). The board and the committee concluded that the fund’s investment results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees were below the median of the other funds in the Lipper Core Bond Funds category and that although its total expenses were higher than the median of such funds, such expenses less distribution expenses were below the median. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

The Bond Fund of America	39

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

40	The Bond Fund of America

This page was intentionally left blank.

The Bond Fund of America	41

This page was intentionally left blank.

42	The Bond Fund of America

This page was intentionally left blank.

The Bond Fund of America	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	The Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2014, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit. No. MFGESRX-008-0814P Litho in USA BG/ALD/6370-S42822

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Bond Fund of America Investment Portfolio June 30, 2014

unaudited

Bonds, notes & other debt instruments 101.14%
U.S. Treasury bonds & notes 33.53%	Principal amount	Value
U.S. Treasury 25.78%	(000)	(000)

U.S. Treasury 0.25% 2015	$ 23,585	$ 23,616
U.S. Treasury 0.25% 2015	10,000	10,009
U.S. Treasury 0.25% 2015	10,000	10,002
U.S. Treasury 0.375% 2015[1]	64,640	64,805
U.S. Treasury 0.25% 2016	18,325	18,273
U.S. Treasury 0.375% 2016	11,375	11,371
U.S. Treasury 0.875% 2016	20,000	20,145
U.S. Treasury 1.00% 2016	286,750	289,534
U.S. Treasury 1.50% 2016[1]	309,000	315,359
U.S. Treasury 1.50% 2016	87,724	89,546
U.S. Treasury 1.75% 2016	25,000	25,633
U.S. Treasury 5.125% 2016	16,300	17,737
U.S. Treasury 7.50% 2016	45,000	52,318
U.S. Treasury 0.75% 2017	150,850	150,232
U.S. Treasury 0.875% 2017	390,900	391,377
U.S. Treasury 0.875% 2017	115,850	116,046
U.S. Treasury 0.875% 2017	75,000	75,330
U.S. Treasury 0.875% 2017	20,000	20,006
U.S. Treasury 1.00% 2017	166,200	167,182
U.S. Treasury 2.75% 2017	71,000	74,879
U.S. Treasury 4.625% 2017	33,500	36,918
U.S. Treasury 8.75% 2017	25,000	30,634
U.S. Treasury 1.25% 2018	268,500	266,403
U.S. Treasury 1.25% 2018	243,250	241,046
U.S. Treasury 1.375% 2018	140,000	139,814
U.S. Treasury 1.375% 2018	44,000	44,059
U.S. Treasury 1.50% 2018	160,750	161,586
U.S. Treasury 2.375% 2018	58,300	60,785
U.S. Treasury 1.50% 2019	1,190,950	1,184,852
U.S. Treasury 1.50% 2019	37,500	37,472
U.S. Treasury 1.625% 2019	210,000	209,983
U.S. Treasury 1.625% 2019	61,100	61,222
U.S. Treasury 1.125% 2020	58,875	56,589
U.S. Treasury 1.25% 2020	38,825	37,654
U.S. Treasury 1.375% 2020	57,750	56,149
U.S. Treasury 2.00% 2021	8,000	7,941
U.S. Treasury 2.25% 2021	309,300	312,671
U.S. Treasury 2.25% 2021	138,250	139,621
U.S. Treasury 8.00% 2021	500	700
U.S. Treasury 1.625% 2022	26,493	25,030
U.S. Treasury 1.625% 2022	23,928	22,720
U.S. Treasury 1.75% 2022	30,530	29,392
U.S. Treasury 2.00% 2023	34,654	33,636
U.S. Treasury 2.50% 2023	292,290	293,901
U.S. Treasury 2.75% 2023	217,800	223,134
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 2.50% 2024	$119,502	$ 119,269
U.S. Treasury 2.75% 2024	204,800	209,345
U.S. Treasury 6.875% 2025	77,500	109,732
U.S. Treasury 6.00% 2026	300	401
U.S. Treasury 4.50% 2036	63,707	77,209
U.S. Treasury 5.00% 2037	26,150	33,878
U.S. Treasury 4.375% 2038	48,725	58,056
U.S. Treasury 3.50% 2039	6,500	6,767
U.S. Treasury 3.75% 2041	22,000	23,847
U.S. Treasury 2.75% 2042	1,250	1,113
U.S. Treasury 3.00% 2042	12,201	11,479
U.S. Treasury 2.875% 2043	151,745	138,364
U.S. Treasury 3.625% 2043	98,350	103,653
U.S. Treasury 3.75% 2043	93,355	100,589
U.S. Treasury 3.375% 2044	89,825	90,227
U.S. Treasury 3.625% 2044	261,472	275,309
		7,016,550

U.S. Treasury inflation-protected securities[2] 7.75%

U.S. Treasury Inflation-Protected Security 2.00% 2014	88,029	88,245
U.S. Treasury Inflation-Protected Security 0.50% 2015	236,300	239,843
U.S. Treasury Inflation-Protected Security 1.625% 2015	112,493	114,428
U.S. Treasury Inflation-Protected Security 0.125% 2016	21,478	22,054
U.S. Treasury Inflation-Protected Security 2.00% 2016	23,886	25,202
U.S. Treasury Inflation-Protected Security 0.125% 2017	139,145	143,993
U.S. Treasury Inflation-Protected Security 2.375% 2017	41,141	45,029
U.S. Treasury Inflation-Protected Security 0.125% 2018	42,044	43,441
U.S. Treasury Inflation-Protected Security 0.125% 2019	371,778	382,842
U.S. Treasury Inflation-Protected Security 1.375% 2020	13,154	14,432
U.S. Treasury Inflation-Protected Security 0.625% 2021	15,240	16,056
U.S. Treasury Inflation-Protected Security 0.125% 2022	17,750	17,870
U.S. Treasury Inflation-Protected Security 0.125% 2023	33,068	32,958
U.S. Treasury Inflation-Protected Security 0.375% 2023	68,596	69,917
U.S. Treasury Inflation-Protected Security 0.625% 2024	414,241	429,159
U.S. Treasury Inflation-Protected Security 2.00% 2026	28,664	33,759
U.S. Treasury Inflation-Protected Security 1.75% 2028	9,505	10,938
U.S. Treasury Inflation-Protected Security 0.75% 2042	97,038	91,176
U.S. Treasury Inflation-Protected Security 0.625% 2043	78,075	70,761
U.S. Treasury Inflation-Protected Security 1.375% 2044	197,380	216,656
		2,108,759
Total U.S. Treasury bonds & notes		9,125,309
Corporate bonds & notes 29.31%
Financials 7.61%

Goldman Sachs Group, Inc. 3.625% 2016	27,625	28,816
Goldman Sachs Group, Inc. 2.625% 2019	24,462	24,812
Goldman Sachs Group, Inc. 5.25% 2021	6,000	6,745
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,792
Goldman Sachs Group, Inc. 3.625% 2023	14,095	14,133
Goldman Sachs Group, Inc. 3.85% 2024	30,310	30,270
Goldman Sachs Group, Inc. 4.00% 2024	41,060	41,890
Goldman Sachs Group, Inc. 4.80% 2044	1,000	997
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Bank of America Corp., Series L, 3.625% 2016	$ 9,700	$10,135
Bank of America Corp. 3.75% 2016	11,890	12,513
Bank of America Corp. 1.25% 2017	13,000	13,029
Merrill Lynch & Co., Inc. 4.625% 2018	€6,280	9,604
Bank of America Corp. 2.60% 2019	$34,300	34,736
Bank of America Corp., Series L, 2.65% 2019	24,300	24,654
Bank of America Corp. 5.625% 2020	10,500	12,093
Bank of America Corp. 3.30% 2023	6,815	6,716
Bank of America Corp. 4.00% 2024	25,355	25,954
Bank of America Corp. 4.125% 2024	1,035	1,069
Hospitality Properties Trust 5.125% 2015	9,925	9,975
Hospitality Properties Trust 6.30% 2016	28,918	30,899
Hospitality Properties Trust 5.625% 2017	895	980
Hospitality Properties Trust 6.70% 2018	28,250	31,841
Hospitality Properties Trust 5.00% 2022	10,800	11,438
Hospitality Properties Trust 4.50% 2023	11,265	11,496
HSBC Bank PLC 1.50% 2018[3]	12,650	12,561
HSBC Holdings PLC 4.125% 2020[3]	9,453	10,244
HSBC Holdings PLC 4.875% 2020	17,325	19,285
HSBC Holdings PLC 4.00% 2022	3,250	3,462
HSBC Holdings PLC 4.25% 2024	32,250	33,236
HSBC Holdings PLC 5.25% 2044	1,500	1,610
Morgan Stanley 1.75% 2016	10,000	10,146
Morgan Stanley 3.80% 2016	8,850	9,295
Morgan Stanley 2.125% 2018	24,745	25,037
Morgan Stanley 2.50% 2019	22,025	22,292
Morgan Stanley, Series F, 3.875% 2024	8,700	8,818
Morgan Stanley 6.375% 2042	900	1,138
Morgan Stanley, Series H, 5.45% (undated)[4]	2,305	2,350
Developers Diversified Realty Corp. 5.50% 2015	16,838	17,483
Developers Diversified Realty Corp. 9.625% 2016	21,956	25,131
Developers Diversified Realty Corp. 7.50% 2017	16,896	19,506
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,334
Developers Diversified Realty Corp. 7.875% 2020	9,047	11,460
Westfield Group 5.75% 2015[3]	32,000	34,605
Westfield Group 7.125% 2018[3]	11,975	14,577
Westfield Group 6.75% 2019[3]	4,000	4,985
Westfield Group 3.375% 2022[3]	13,665	14,510
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,816
Kimco Realty Corp., Series C, 5.783% 2016	12,000	12,979
Kimco Realty Corp. 5.70% 2017	28,450	31,780
Kimco Realty Corp. 4.30% 2018	10,000	10,849
Kimco Realty Corp. 6.875% 2019	5,440	6,548
Citigroup Inc. 4.587% 2015	18,750	19,771
Citigroup Inc. 3.953% 2016	8,300	8,761
Citigroup Inc. 4.45% 2017	4,000	4,313
Citigroup Inc. 6.125% 2017	7,000	8,011
Citigroup Inc. 2.55% 2019	15,080	15,219
Citigroup Inc. 8.50% 2019	5,695	7,296
Rabobank Nederland 2.25% 2019	15,550	15,763
Rabobank Nederland 4.625% 2023	43,635	46,183
Barclays Bank PLC 2.50% 2019	24,810	25,154
Barclays Bank PLC 6.00% 2021	€6,050	9,905
Barclays Bank PLC 10.179% 2021[3]	$13,975	19,407
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

JPMorgan Chase & Co. 3.40% 2015	$ 2,500	$ 2,573
JPMorgan Chase & Co. 1.35% 2017	13,000	13,056
JPMorgan Chase & Co. 1.625% 2018	8,680	8,653
JPMorgan Chase & Co. 3.20% 2023	7,610	7,566
JPMorgan Chase & Co. 3.625% 2024	10,390	10,447
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% (undated)[4]	10,000	9,992
MetLife Global Funding I 2.50% 2015[3]	17,000	17,420
MetLife Global Funding I 2.30% 2019[3]	20,505	20,724
Metlife, Inc. 3.60% 2024	9,965	10,164
Prologis, Inc. 2.75% 2019	6,000	6,119
Prologis, Inc. 3.35% 2021	30,795	31,280
Prologis, Inc. 4.25% 2023	6,390	6,679
PNC Financial Services Group, Inc. 2.854% 2022	19,960	19,510
PNC Financial Services Group, Inc. 3.90% 2024	6,100	6,225
PNC Preferred Funding Trust I, junior subordinated 1.881% (undated)[3,4]	12,700	12,494
BPCE SA group 5.70% 2023[3]	17,955	19,829
BPCE SA group 4.00% 2024	5,700	5,826
BPCE SA group 5.15% 2024[3]	11,845	12,522
Wells Fargo & Co. 3.676% 2016	14,000	14,780
Wells Fargo & Co. 2.125% 2019	4,000	4,017
Wells Fargo & Co. 4.10% 2026	15,860	16,072
Prudential Financial, Inc. 2.30% 2018	2,895	2,947
Prudential Financial, Inc. 4.50% 2021	3,000	3,306
Prudential Holdings, LLC, Series C, 8.695% 2023[3,5]	13,544	17,229
Prudential Financial, Inc. 3.50% 2024	8,200	8,187
Prudential Financial, Inc. 4.60% 2044	1,200	1,212
Goodman Funding Pty Ltd. 6.375% 2020[3]	8,425	9,807
Goodman Funding Pty Ltd. 6.00% 2022[3]	20,000	23,073
CNA Financial Corp. 5.85% 2014	4,500	4,613
CNA Financial Corp. 7.35% 2019	2,770	3,424
CNA Financial Corp. 5.875% 2020	1,250	1,464
CNA Financial Corp. 7.25% 2023	2,000	2,504
CNA Financial Corp. 3.95% 2024	19,195	19,835
American Express Credit Co. 1.75% 2015	14,500	14,687
American Express Co. 6.15% 2017	150	172
American Express Co. 1.55% 2018	15,500	15,463
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,452
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,306
Berkshire Hathaway Inc. 2.90% 2020	2,400	2,475
Berkshire Hathaway Inc. 3.00% 2022	4,575	4,606
Berkshire Hathaway Inc. 4.40% 2042	2,000	2,027
Berkshire Hathaway Finance Corp. 4.30% 2043	1,000	996
ACE INA Holdings Inc. 2.60% 2015	19,990	20,532
ACE INA Holdings Inc. 3.35% 2024	7,900	7,981
American Tower Corp. 4.625% 2015	7,000	7,211
American Tower Corp. 3.40% 2019	18,075	18,927
American Tower Corp. 5.90% 2021	2,000	2,309
American International Group, Inc. 4.875% 2016	5,000	5,411
American International Group, Inc. 3.80% 2017	18,250	19,512
American International Group, Inc. 3.375% 2020	3,000	3,121
Nordea Bank, Series 2, 3.70% 2014[3]	8,000	8,100
Nordea Bank AB 3.125% 2017[3]	12,500	13,174
Nordea Bank AB 4.875% 2021[3]	4,185	4,548
Nordea Bank AB 4.25% 2022[3]	1,390	1,442
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Credit Suisse Group AG 1.375% 2017	$ 9,400	$ 9,435
Credit Suisse Group AG 2.30% 2019	16,000	16,042
ERP Operating LP 6.584% 2015	10,000	10,469
ERP Operating LP 7.125% 2017	5,595	6,581
ERP Operating LP 4.625% 2021	2,045	2,253
ERP Operating LP 4.50% 2044	5,400	5,412
American Campus Communities, Inc. 3.75% 2023	17,460	17,281
American Campus Communities, Inc. 4.125% 2024	5,900	5,989
DCT Industrial Trust Inc. 4.50% 2023	19,230	19,837
Intesa Sanpaolo SpA 5.017% 2024[3]	18,755	19,003
Lloyds Banking Group PLC 2.30% 2018	1,010	1,026
HBOS PLC 6.75% 2018[3]	7,610	8,781
HBOS PLC 4.375% 2019[4]	€2,870	3,956
Lloyds Banking Group PLC 6.50% 2020[3]	$4,400	5,170
RSA Insurance Group PLC 9.375% 2039[4]	£4,540	9,511
RSA Insurance Group PLC 8.50% (undated)[4]	5,354	9,414
US Bancorp., Series T, 1.65% 2017	$13,000	13,191
US Bancorp. 3.70% 2024	5,500	5,704
QBE Insurance Group Ltd. 2.40% 2018[3]	18,590	18,608
BNP Paribas 3.60% 2016	14,000	14,605
BNP Paribas 5.75% 2022	£1,975	3,748
Discover Financial Services 2.00% 2018	$ 5,200	5,235
Discover Financial Services 4.20% 2023	12,283	12,979
Essex Portfolio L.P. 3.25% 2023	6,185	6,046
Essex Portfolio L.P. 3.875% 2024[3]	10,960	11,159
New York Life Global Funding 2.10% 2019[3]	17,000	17,001
ANZ National (International) Ltd. 3.125% 2015[3]	16,500	16,978
UDR, Inc., Series A, 5.25% 2015	12,780	13,102
UDR, Inc. 3.70% 2020	3,615	3,796
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,479
Svenska Handelsbanken AB 2.25% 2019	15,720	15,813
Westpac Banking Corp. 3.00% 2015	14,400	14,914
Simon Property Group, LP 4.20% 2015	2,430	2,459
Simon Property Group, LP 10.35% 2019	8,995	12,197
AXA SA 8.60% 2030	6,715	9,040
AXA SA, Series B, junior subordinated 6.379% (undated)[3,4]	5,065	5,521
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,290
Santander Issuances, SA Unipersonal 6.50% 2019[3,4]	11,600	11,669
CME Group Inc. 5.30% 2043	11,850	13,704
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,224	1,316
Unum Group 7.125% 2016	10,100	11,444
Unum Group 5.625% 2020	345	396
iStar Financial Inc. 4.00% 2017	4,175	4,206
iStar Financial Inc., Series B, 9.00% 2017	7,635	8,857
BB&T Corp. 1.00% 2017	13,000	12,957
AvalonBay Communities, Inc. 3.625% 2020	11,270	11,781
Regions Financial Corp. 7.75% 2014	4,211	4,317
Regions Financial Corp., Series A-I, 5.20% 2015	590	609
Regions Financial Corp. 5.75% 2015	975	1,019
Regions Financial Corp. 2.00% 2018	5,850	5,834
VEB Finance Ltd. 6.902% 2020[3]	9,100	9,896
VEB Finance Ltd. 6.80% 2025[3]	500	538
Banco de Crédito del Perú 5.375% 2020[3]	7,000	7,709
Icahn Enterprises Finance Corp. 3.50% 2017	7,350	7,451
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Royal Bank of Scotland PLC 5.625% 2020	$6,435	$ 7,382
HSBK (Europe) BV 7.25% 2021[3]	6,710	7,333
Crescent Resources 10.25% 2017[3]	6,200	6,975
Liberty Mutual Group Inc. 6.70% 2016[3]	6,250	6,963
Realogy Corp., Letter of Credit, 4.50% 2016[4,5,6]	21	20
Realogy Corp. 4.50% 2019[3]	6,375	6,391
BBVA Bancomer SA 4.50% 2016[3]	3,225	3,410
BBVA Bancomer SA 6.50% 2021[3]	2,355	2,667
Australia & New Zealand Banking Group Ltd. 2.25% 2019	5,700	5,728
Skandinaviska Enskilda 2.375% 2019[3]	5,300	5,358
Piedmont Operating Partnership LP 3.40% 2023	5,300	5,045
Bank of India 3.625% 2018[3]	5,000	5,043
Leucadia National Corp. 5.50% 2023	4,695	4,994
Assicurazioni Generali SPA 10.125% 2042	€2,500	4,785
Northern Trust Corp. 5.85% 2017[3]	$ 3,750	4,272
Franklin Resources, Inc. 1.375% 2017	2,700	2,711
Franklin Resources, Inc. 2.80% 2022	1,300	1,274
UBS AG 5.75% 2018	2,245	2,576
UBS AG 4.875% 2020	1,166	1,309
Swiss RE Treasury 2.875% 2022[3]	4,025	3,857
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,500	3,490
CIT Group Inc. 4.25% 2017	1,400	1,464
CIT Group Inc. 3.875% 2019	1,800	1,833
Corporate Office Properties Trust 3.60% 2023	2,834	2,714
Ocwen Financial Corp. 6.625% 2019[3]	2,500	2,588
BioMed Realty Trust, Inc. 2.625% 2019	2,490	2,507
Brandywine Operating Partnership, LP 5.40% 2014	2,000	2,030
Brandywine Operating Partnership, LP 5.70% 2017	25	28
Brandywine Operating Partnership, LP 3.95% 2023	100	101
Eole Finance SPC, 2.341% 2024[3,5]	1,975	1,961
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,776
Genworth Holdings, Inc. 4.90% 2023	1,570	1,683
Charles Schwab Corp, 2.20% 2018	1,390	1,415
		2,069,819

Energy 4.03%

Kinder Morgan Energy Partners, LP 5.125% 2014	13,410	13,639
Kinder Morgan Energy Partners, LP 5.625% 2015	12,600	12,995
Kinder Morgan Energy Partners, LP 6.00% 2017	15,000	16,740
Kinder Morgan Energy Partners, LP 2.65% 2019	2,450	2,482
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,638
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,405
Kinder Morgan Energy Partners, LP 6.85% 2020	16,835	20,223
Kinder Morgan Energy Partners, LP 3.50% 2021	5,500	5,583
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,200
Kinder Morgan Energy Partners, LP 3.50% 2023	11,160	10,854
Kinder Morgan Energy Partners, LP 4.15% 2024	7,900	8,023
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,902
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,395
Kinder Morgan Energy Partners, LP 5.00% 2042	3,000	2,988
Kinder Morgan Energy Partners, LP 5.50% 2044	4,479	4,738
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	29,303
Enbridge Energy Partners, LP 9.875% 2019	27,005	35,471
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Enbridge Energy Partners, LP 5.20% 2020	$ 1,500	$ 1,677
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,470
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,821
Williams Partners LP 3.80% 2015	15,800	16,106
Williams Partners LP 5.25% 2020	11,625	13,127
Williams Partners LP 4.50% 2023	5,350	5,682
Williams Partners LP 4.30% 2024	18,870	19,707
Williams Partners LP 3.90% 2025	5,250	5,282
Williams Partners LP 5.40% 2044	8,000	8,601
Petróleos Mexicanos 5.50% 2021	6,935	7,819
Petróleos Mexicanos 4.875% 2022	1,115	1,209
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	13,750	16,259
Petróleos Mexicanos 6.50% 2041	20,150	23,525
Petróleos Mexicanos 5.50% 2044	13,100	13,703
Total Capital SA 3.00% 2015	17,000	17,446
Total Capital International 2.10% 2019	25,050	25,187
Total Capital International 3.75% 2024	18,850	19,650
Devon Energy Corp. 2.25% 2018	14,275	14,455
Devon Energy Corp. 3.25% 2022	36,825	37,139
Devon Energy Corp. 4.75% 2042	2,050	2,135
Anadarko Petroleum Corp. 5.95% 2016	15,500	17,175
Anadarko Petroleum Corp. 6.375% 2017	17,500	20,160
Anadarko Petroleum Corp. 8.70% 2019	8,045	10,374
Anadarko Petroleum Corp. 6.45% 2036	685	875
Anadarko Petroleum Corp. 6.20% 2040	1,500	1,895
Transocean Inc. 5.05% 2016	2,405	2,614
Transocean Inc. 2.50% 2017	11,870	12,129
Transocean Inc. 6.375% 2021	23,480	27,192
Transocean Inc. 3.80% 2022	6,300	6,243
StatoilHydro ASA 2.90% 2014	15,360	15,475
Statoil ASA 3.125% 2017	10,000	10,590
Statoil ASA 0.514% 2018[4]	7,690	7,701
Statoil ASA 1.95% 2018	6,110	6,168
Statoil ASA 3.70% 2024	5,000	5,237
Enbridge Inc. 5.60% 2017	17,750	19,759
Enbridge Inc. 4.00% 2023	23,000	23,959
Enterprise Products Operating LLC 5.20% 2020	4,125	4,715
Enterprise Products Operating LLC 4.05% 2022	8,300	8,832
Enterprise Products Operating LLC 3.35% 2023	7,445	7,468
Enterprise Products Operating LLC 3.90% 2024	16,630	17,241
Enterprise Products Operating LLC 4.85% 2044	1,250	1,292
Cenovus Energy Inc. 3.00% 2022	28,310	27,851
Cenovus Energy Inc. 3.80% 2023	10,250	10,581
Exxon Mobil Corp. 0.921% 2017	13,000	13,020
Exxon Mobil Corp. 1.819% 2019	11,200	11,282
Exxon Mobil Corp. 3.176% 2024	5,950	6,076
Gazprom OJSC 5.092% 2015[3]	4,825	5,051
Gazprom OJSC 6.51% 2022[3]	14,500	15,783
Gazprom OJSC, Series 9, 6.51% 2022	5,000	5,442
Diamond Offshore Drilling, Inc. 4.875% 2043	23,320	23,568
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,5]	20,622	21,627
NGPL PipeCo LLC 7.119% 2017[3]	8,325	8,491
NGPL PipeCo LLC 9.625% 2019[3]	11,085	12,194
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

BG Energy Capital PLC 2.50% 2015[3]	$ 7,200	$ 7,365
BG Energy Capital PLC 2.875% 2016[3]	8,635	8,991
BG Energy Capital PLC 4.00% 2021[3]	2,400	2,550
Shell International Finance BV 3.10% 2015	10,000	10,275
Shell International Finance BV 2.00% 2018	8,105	8,225
Ras Laffan Liquefied Natural Gas III 5.50% 2014	3,335	3,376
Ras Laffan Liquefied Natural Gas III 5.50% 2014[3]	330	334
Ras Laffan Liquefied Natural Gas III 5.832% 2016[5]	896	952
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	10,490	11,461
Ras Laffan Liquefied Natural Gas III 6.332% 2027[5]	2,000	2,330
Ecopetrol SA 5.875% 2023	2,700	3,042
Ecopetrol SA 5.875% 2045	12,660	13,179
Peabody Energy Corp. 6.00% 2018	13,345	13,979
Peabody Energy Corp. 6.25% 2021	1,175	1,176
Schlumberger Investment SA 3.65% 2023	14,280	14,871
BP Capital Markets PLC 0.643% 2016[4]	13,380	13,450
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	5,123	5,546
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,5]	7,366	7,904
Woodside Finance Ltd. 4.60% 2021[3]	9,565	10,452
Alpha Natural Resources, Inc. 9.75% 2018	5,165	4,752
Alpha Natural Resources, Inc. 6.00% 2019	550	403
Alpha Natural Resources, Inc. 7.50% 2020[3]	3,275	3,177
Alpha Natural Resources, Inc. 6.25% 2021	2,700	1,924
Sabine Pass Liquefaction, LLC 5.625% 2021	4,750	5,047
Sabine Pass Liquefaction, LLC 5.75% 2024[3]	4,425	4,619
QGOG Constellation SA 6.25% 2019[3]	9,180	9,318
Spectra Energy Partners, LP 2.95% 2016	6,375	6,617
Spectra Energy Partners, LP 2.95% 2018	2,430	2,525
Samson Investment Co., Term Loan B, 5.00% 2018[4,5,6]	300	301
Samson Investment Co. 10.75% 2020[3]	8,300	8,788
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,914
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,385
Canadian Natural Resources Ltd. 3.80% 2024	2,045	2,111
Chevron Corp. 2.355% 2022	7,500	7,219
Chevron Corp. 3.191% 2023	100	102
Arch Coal, Inc. 7.00% 2019	2,375	1,811
Arch Coal, Inc. 8.00% 2019[3]	725	720
Arch Coal, Inc. 9.875% 2019	350	300
Arch Coal, Inc. 7.25% 2021	5,225	3,840
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	5,125	5,612
PDC Energy Inc. 7.75% 2022	4,900	5,488
Teekay Corp. 8.50% 2020	4,690	5,440
Transportadora de Gas Peru SA 4.25% 2028[3,5]	5,000	4,738
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,627
CONSOL Energy Inc. 8.25% 2020	3,630	3,948
CONSOL Energy Inc. 5.875% 2022[3]	400	420
Denbury Resources Inc. 4.625% 2023	3,900	3,803
Bonanza Creek Energy, Inc. 6.75% 2021	3,050	3,279
CNOOC Finance (2013) Ltd. 3.00% 2023	3,450	3,262
Petrobras International Finance Co. 5.375% 2021	1,595	1,670
Petrobras Global Finance Co. 5.625% 2043	1,060	965
NGL Energy Partners LP 5.125% 2019[3]	2,025	2,040
EnLink Midstream Partners, LP 2.70% 2019	775	787
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

EnLink Midstream Partners, LP 4.40% 2024	$ 1,190	$ 1,250
Kinder Morgan Energy Partners, LP 5.00% 2021[3]	1,350	1,407
Western Gas Partners LP 2.60% 2018	1,020	1,040
Rice Energy Inc. 6.25% 2022[3]	725	744
Oasis Petroleum Inc. 6.875% 2022[3]	375	411
		1,096,901

Health care 2.88%

Gilead Sciences, Inc. 2.40% 2014	7,215	7,274
Gilead Sciences, Inc. 3.70% 2024	30,800	31,674
Gilead Sciences, Inc. 4.80% 2044	17,640	18,760
Pfizer Inc. 2.10% 2019	25,500	25,649
Pfizer Inc. 3.40% 2024	13,950	14,186
Pfizer Inc. 4.40% 2044	16,500	16,927
UnitedHealth Group Inc. 0.85% 2015	5,525	5,549
UnitedHealth Group Inc. 1.40% 2017	6,095	6,122
UnitedHealth Group Inc. 6.00% 2017	19,920	22,644
UnitedHealth Group Inc. 2.875% 2023	15,985	15,702
UnitedHealth Group Inc. 5.70% 2040	1,250	1,498
AbbVie Inc. 1.75% 2017	13,250	13,313
AbbVie Inc. 2.90% 2022	35,540	34,413
Express Scripts Inc. 2.75% 2014	14,500	14,637
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,559
Express Scripts Inc. 3.125% 2016	16,127	16,808
Express Scripts Inc. 2.65% 2017	5,500	5,717
McKesson Corp. 3.25% 2016	1,580	1,644
McKesson Corp. 1.292% 2017	10,300	10,327
McKesson Corp. 1.40% 2018	370	366
McKesson Corp. 2.284% 2019	11,850	11,903
McKesson Corp. 3.796% 2024	19,610	20,076
McKesson Corp. 4.883% 2044	870	908
Novartis Capital Corp. 3.40% 2024	36,295	36,816
Novartis Capital Corp. 4.40% 2044	2,750	2,869
Thermo Fisher Scientific Inc. 1.30% 2017	14,130	14,158
Thermo Fisher Scientific Inc. 2.40% 2019	2,405	2,432
Thermo Fisher Scientific Inc. 4.15% 2024	18,290	19,154
Roche Holdings, Inc. 6.00% 2019[3]	10,324	12,186
Roche Holdings, Inc. 7.00% 2039[3]	13,360	18,989
Coventry Health Care, Inc. 6.30% 2014	11,395	11,477
Aetna Inc. 1.50% 2017	6,730	6,760
Aetna Inc. 2.20% 2019	9,045	9,077
Aetna Inc. 4.75% 2044	1,500	1,580
Schering-Plough Corp. 6.00% 2017	5,300	6,089
Merck & Co., Inc. 2.80% 2023	22,365	21,885
inVentiv Health Inc. 9.00% 2018[3]	10,465	11,302
inVentiv Health Inc. 11.00% 2018[3]	17,255	16,522
Amgen Inc. 2.50% 2016	9,200	9,534
Amgen Inc. 1.25% 2017	6,750	6,748
Amgen Inc. 2.20% 2019	7,250	7,249
Amgen Inc. 3.625% 2024	1,000	1,010
Amgen Inc. 5.375% 2043	1,845	2,040
Celgene Corp 3.625% 2024	10,450	10,489
Celgene Corp 4.625% 2044	15,130	15,188
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Biogen Idec Inc. 6.875% 2018	$17,000	$ 20,027
Kinetic Concepts, Inc. 10.50% 2018	13,865	15,702
Kinetic Concepts, Inc. 12.50% 2019	1,560	1,802
VPI Escrow Corp. 6.75% 2018[3]	3,650	3,942
VPI Escrow Corp. 6.375% 2020[3]	10,880	11,601
VPI Escrow Corp. 7.50% 2021[3]	1,580	1,756
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	17,218
INC Research LLC 11.50% 2019[3]	12,145	13,845
Tenet Healthcare Corp., First Lien, 4.75% 2020	2,275	2,338
Tenet Healthcare Corp., First Lien, 6.00% 2020	9,830	10,690
Cardinal Health, Inc. 4.00% 2015	3,990	4,123
Cardinal Health, Inc. 1.90% 2017	5,650	5,739
Cardinal Health, Inc. 1.70% 2018	2,210	2,204
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,5,6]	3,582	3,564
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,5,6]	2,715	2,701
Rotech Healthcare Inc., Term Loan, 13.00% 2020[4,5,6,7]	5,510	5,483
Forest Laboratories, Inc. 4.375% 2019[3]	7,710	8,337
Forest Laboratories, Inc. 5.00% 2021[3]	3,100	3,405
Baxter International Inc. 1.85% 2018	6,030	6,044
Baxter International Inc. 3.20% 2023	3,955	3,928
Multiplan Inc., Term Loan B, 4.00% 2021[4,5,6]	9,940	9,925
Boston Scientific Corp. 6.00% 2020	8,075	9,397
WellPoint, Inc. 2.30% 2018	9,030	9,207
VWR Funding, Inc. 7.25% 2017	7,830	8,310
HCA Inc. 3.75% 2019	8,000	8,090
DJO Finance LLC 9.75% 2017	5,175	5,447
DJO Finance LLC 7.75% 2018	995	1,050
DJO Finance LLC 9.875% 2018	910	987
DENTSPLY International Inc. 2.75% 2016	5,620	5,823
Centene Corp. 5.75% 2017	1,815	1,983
Centene Corp. 4.75% 2022	3,385	3,440
Medtronic, Inc. 4.625% 2044	5,140	5,411
Symbion Inc. 8.00% 2016	4,950	5,198
Dignity Health 3.125% 2022	4,100	3,848
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,6]	3,685	3,715
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[4,5,6]	3,050	3,084
PRA Holdings, Inc. 9.50% 2023[3]	1,580	1,764
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,231
LifePoint Hospitals, Inc. 5.50% 2021[3]	1,000	1,050
		783,619

Consumer discretionary 2.86%

Time Warner Inc. 5.875% 2016	19,170	21,356
Time Warner Inc. 2.10% 2019	11,985	11,936
Time Inc., Term Loan B, 4.25% 2021[4,5,6]	14,875	14,974
Time Warner Inc. 4.05% 2023	18,765	19,492
Time Warner Inc. 3.55% 2024	4,000	3,977
Time Warner Inc. 7.57% 2024	12,340	15,955
Time Warner Inc. 6.20% 2040	9,450	11,256
Time Warner Inc. 4.90% 2042	3,000	3,062
Time Warner Inc. 4.65% 2044	4,500	4,424
DaimlerChrysler North America Holding Corp. 1.30% 2015[3]	11,000	11,092
DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	6,250	6,306
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	$ 7,250	$ 7,494
Daimler Finance NA LLC 3.00% 2016[3]	1,000	1,035
DaimlerChrysler North America Holding Corp. 1.085% 2018[3,4]	7,500	7,586
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	13,450	13,582
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	10,700	10,969
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	26,250	26,500
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,557
Ford Motor Credit Co. 1.70% 2016	10,500	10,638
Ford Motor Credit Co. 2.50% 2016	9,000	9,231
Ford Motor Credit Co. 2.375% 2018	11,550	11,807
Ford Motor Credit Co. 2.375% 2019	22,325	22,455
Ford Motor Credit Co. 4.375% 2023	21,665	23,168
NBCUniversal Media, LLC 2.875% 2016	15,000	15,574
NBC Universal Enterprise, Inc. 0.911% 2018[3,4]	10,425	10,551
NBC Universal Enterprise, Inc. 1.974% 2019[3]	8,645	8,581
NBCUniversal Media, LLC 2.875% 2023	7,300	7,260
NBCUniversal Media, LLC 4.45% 2043	2,100	2,108
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	17,895	18,790
Home Depot, Inc. 2.00% 2019	25,500	25,543
Home Depot, Inc. 4.40% 2021	7,500	8,415
Home Depot, Inc. 3.75% 2024	2,200	2,294
Home Depot, Inc. 4.40% 2045	13,075	13,216
Thomson Reuters Corp. 1.30% 2017	1,890	1,893
Thomson Reuters Corp. 6.50% 2018	25,855	30,314
Thomson Reuters Corp. 4.30% 2023	9,805	10,293
Thomson Reuters Corp. 5.65% 2043	1,905	2,105
Dollar General Corp. 4.125% 2017	3,183	3,409
Dollar General Corp. 1.875% 2018	1,817	1,803
Dollar General Corp. 3.25% 2023	41,476	39,224
Comcast Corp. 5.875% 2018	7,320	8,445
Comcast Corp. 5.15% 2020	7,500	8,604
Comcast Corp. 3.60% 2024	3,100	3,190
Comcast Corp. 4.65% 2042	5,035	5,232
Comcast Corp. 4.75% 2044	11,700	12,402
Cox Communications, Inc. 5.45% 2014	3,437	3,513
Cox Communications, Inc. 2.95% 2023[3]	27,930	26,550
Time Warner Cable Inc. 6.75% 2018	11,650	13,796
Time Warner Cable Inc. 4.00% 2021	11,935	12,764
RCI Banque 3.50% 2018[3]	21,000	22,008
News America Inc. 6.90% 2019	12,750	15,400
News America Inc. 3.00% 2022	4,750	4,682
News America Inc. 6.15% 2037	300	361
News America Inc. 5.40% 2043	1,000	1,118
DISH DBS Corp. 4.25% 2018	13,900	14,491
Toyota Motor Credit Corp. 0.875% 2015	11,000	11,067
Toyota Motor Credit Corp. 2.75% 2021	2,000	2,018
Volkswagen International Finance NV 4.00% 2020[3]	11,650	12,643
Viacom Inc. 4.25% 2023	2,735	2,873
Viacom Inc. 5.85% 2043	7,100	8,173
Carnival Corp. 3.95% 2020	10,375	10,979
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	9,891	10,627
Grupo Televisa, SAB 6.625% 2040	5,200	6,401
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,698
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	$7,350	$ 7,846
Burger King Corp 0%/11.00% 2019[3,8]	8,075	7,510
Seminole Tribe of Florida 7.804% 2020[3,5]	6,440	7,309
Mohegan Tribal Gaming Authority 11.00% 2018[3,4,7]	6,750	6,813
Caesars Entertainment Operating Co. 11.25% 2017	5,295	4,871
Caesars Entertainment Operating Co. 9.00% 2020	2,000	1,682
MGM Resorts International 6.625% 2015	2,600	2,736
MGM Resorts International 8.625% 2019	3,000	3,589
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[4,5,6]	1,067	1,070
Playa Resorts Holding BV 8.00% 2020[3]	4,525	4,898
CBS Corp. 1.95% 2017	5,000	5,086
Neiman Marcus, Term Loan B, 4.25% 2020[4,5,6]	920	920
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	1,500	1,624
Neiman Marcus Group LTD Inc. 8.75% 2021[3,4,7]	1,965	2,152
Stackpole Intl. 7.75% 2021[3]	4,000	4,200
Hilton Worldwide, Term Loan B, 3.50% 2020[4,5,6]	2,373	2,372
Hilton Hotels Corp. 5.625% 2021[3]	1,000	1,064
Seneca Gaming Corp. 8.25% 2018[3]	2,775	2,962
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,750	2,822
Warner Music Group 6.00% 2021[3]	2,520	2,614
Walt Disney Co. 1.85% 2019	2,400	2,386
Six Flags Entertainment Corp. 5.25% 2021[3]	2,000	2,055
Dynacast International LLC 9.25% 2019	1,825	2,017
UPC Germany GmbH 9.625% 2019	€1,250	1,854
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	$ 1,630	1,767
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[4,5,6]	1,400	1,401
Michaels Stores, Inc. 5.875% 2020[3]	375	384
NCL Corp. Ltd. 5.00% 2018	50	52
		779,316

Consumer staples 2.82%

Wal-Mart Stores, Inc. 2.875% 2015	11,550	11,779
Wal-Mart Stores, Inc. 2.80% 2016	11,500	11,969
Wal-Mart Stores, Inc. 1.00% 2017	11,910	11,942
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,800
Wal-Mart Stores, Inc. 3.30% 2024	8,985	9,093
Wal-Mart Stores, Inc. 4.75% 2043	6,675	7,218
Wal-Mart Stores, Inc. 4.30% 2044	11,580	11,723
Altria Group, Inc. 9.25% 2019	4,392	5,842
Altria Group, Inc. 4.75% 2021	4,850	5,356
Altria Group, Inc. 2.85% 2022	6,800	6,571
Altria Group, Inc. 2.95% 2023	16,500	15,817
Altria Group, Inc. 4.00% 2024	3,600	3,704
Altria Group, Inc. 9.95% 2038	6,350	10,557
Altria Group, Inc. 10.20% 2039	4,000	6,794
Altria Group, Inc. 4.50% 2043	9,000	8,695
Altria Group, Inc. 5.375% 2044	11,700	12,843
Anheuser-Busch InBev NV 3.625% 2015	25,250	25,903
Anheuser-Busch InBev NV 4.125% 2015	32,375	33,027
Anheuser-Busch InBev NV 3.70% 2024	7,000	7,194
Coca-Cola Co. 1.50% 2015	18,970	19,259
Coca-Cola Co. 1.80% 2016	10,500	10,752
Coca-Cola Co. 2.45% 2020	2,900	2,919
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Coca-Cola Co. 3.15% 2020	$ 4,190	$ 4,405
Coca-Cola Co. 3.20% 2023	28,325	28,671
ConAgra Foods, Inc. 1.30% 2016	9,630	9,713
ConAgra Foods, Inc. 1.90% 2018	19,775	19,838
ConAgra Foods, Inc. 3.20% 2023	28,940	27,993
Pernod Ricard SA 2.95% 2017[3]	15,000	15,606
Pernod Ricard SA 4.45% 2022[3]	34,850	37,196
Reynolds American Inc. 3.25% 2022	30,060	29,038
Reynolds American Inc. 4.85% 2023	7,750	8,315
Reynolds American Inc. 4.75% 2042	5,000	4,778
Reynolds American Inc. 6.15% 2043	8,150	9,352
Philip Morris International Inc. 1.875% 2019	15,975	15,942
Philip Morris International Inc. 2.90% 2021	9,200	9,286
Philip Morris International Inc. 2.50% 2022	1,600	1,552
Philip Morris International Inc. 2.625% 2023	2,500	2,431
Philip Morris International Inc. 3.60% 2023	18,480	19,122
WM. Wrigley Jr. Co 2.40% 2018[3]	1,025	1,042
WM. Wrigley Jr. Co 3.375% 2020[3]	42,300	43,849
SABMiller Holdings Inc. 2.45% 2017[3]	11,875	12,243
SABMiller Holdings Inc. 2.20% 2018[3]	13,700	13,856
SABMiller Holdings Inc. 3.75% 2022[3]	12,030	12,471
Kraft Foods Inc. 1.625% 2015	6,120	6,184
Kraft Foods Inc. 2.25% 2017	5,300	5,444
Kraft Foods Inc. 3.50% 2022	12,200	12,542
Kraft Foods Inc. 6.50% 2040	2,000	2,541
Kraft Foods Inc. 5.00% 2042	6,600	7,071
Kroger Co. 3.90% 2015	10,000	10,398
Kroger Co. 3.85% 2023	725	746
Kroger Co. 4.00% 2024	3,745	3,891
Kroger Co. 5.00% 2042	2,750	2,917
Kroger Co. 5.15% 2043	9,905	10,723
CVS Caremark Corp. 2.25% 2018	2,500	2,534
CVS Caremark Corp. 4.00% 2023	14,600	15,299
CVS Caremark Corp. 5.30% 2043	4,075	4,617
British American Tobacco International Finance PLC 9.50% 2018[3]	15,750	20,485
Mondelez International, Inc. 4.00% 2024	19,000	19,707
Delhaize Group 6.50% 2017	16,205	18,283
Tesco PLC 5.50% 2017[3]	12,459	13,983
Imperial Tobacco Finance PLC 2.05% 2018[3]	8,050	8,104
Imperial Tobacco Finance PLC 3.50% 2023[3]	4,673	4,636
PepsiCo, Inc. 2.50% 2016	7,500	7,765
Smithfield Foods, Inc. 7.75% 2017	750	866
Smithfield Foods, Inc. 5.25% 2018[3]	375	393
Smithfield Foods, Inc. 6.625% 2022	1,370	1,507
Del Monte Corp. 7.625% 2019	1,923	2,006
Constellation Brands, Inc. 8.375% 2014	550	569
Constellation Brands, Inc. 7.25% 2017	750	861
Constellation Brands, Inc. 6.00% 2022	500	564
C&S Group Enterprises LLC 5.375% 2022[3]	1,950	1,957
Ingles Markets, Inc. 5.75% 2023	1,600	1,628
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[4,5,6]	750	755
Procter & Gamble Co. 3.50% 2015	150	153
		767,585
Bonds, notes & other debt instruments

Corporate bonds & notes (continued)	Principal amount	Value
Utilities 2.58%	(000)	(000)

PacifiCorp., First Mortgage Bonds, 5.65% 2018	$ 31	$ 35
MidAmerican Energy Holdings Co. 5.75% 2018	35,700	40,887
MidAmerican Energy Co. 2.40% 2019	2,344	2,390
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,850	12,066
NV Energy, Inc 6.25% 2020	34,899	41,234
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,286
MidAmerican Energy Holdings Co. 3.75% 2023	10,810	11,152
MidAmerican Energy Co. 3.50% 2024	2,750	2,814
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,475	2,928
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	644	783
CMS Energy Corp. 8.75% 2019	13,200	17,033
Consumers Energy Co. 2.85% 2022	12,500	12,528
CMS Energy Corp. 5.05% 2022	15,719	17,887
CMS Energy Corp. 3.875% 2024	15,995	16,645
CMS Energy Corp. 4.875% 2044	5,510	5,813
Niagara Mohawk Power 3.553% 2014[3]	14,850	14,963
National Grid PLC 6.30% 2016	35,805	39,668
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,002
PG&E Corp. 2.40% 2019	6,415	6,479
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,179
Pacific Gas and Electric Co. 3.25% 2023	16,950	16,952
Pacific Gas and Electric Co. 3.85% 2023	5,889	6,139
Pacific Gas and Electric Co. 3.75% 2024	6,495	6,724
Pacific Gas and Electric Co. 4.75% 2044	2,500	2,667
Puget Sound Energy, Inc., First Lien, 6.50% 2020	9,259	11,176
Puget Sound Energy, Inc., First Lien, 6.00% 2021	12,805	15,107
Puget Sound Energy, Inc., First Lien, 5.625% 2022	16,378	19,035
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,489
Virginia Electric and Power Co. 1.20% 2018	9,600	9,489
Virginia Electric and Power Co. 2.95% 2022	3,535	3,578
Virginia Electric and Power Co. 3.45% 2024	6,310	6,464
Virginia Electric and Power Co. 4.45% 2044	9,500	9,923
Progress Energy, Inc. 7.05% 2019	8,340	10,188
Duke Energy Corp. 3.95% 2023	4,800	5,056
Duke Energy Corp. 3.75% 2024	17,107	17,596
Progress Energy, Inc. 7.00% 2031	750	995
Progress Energy, Inc. 7.75% 2031	3,920	5,548
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	21,035	28,361
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	4,500	4,580
Iberdrola Finance Ireland 3.80% 2014[3]	13,099	13,179
Scottish Power PLC 5.375% 2015	12,000	12,384
Iberdrola Finance Ireland 5.00% 2019[3]	4,000	4,505
Teco Finance, Inc. 4.00% 2016	2,685	2,827
Teco Finance, Inc. 5.15% 2020	11,923	13,482
Tampa Electric Co. 2.60% 2022	4,575	4,430
Tampa Electric Co. 4.10% 2042	5,060	4,948
Tampa Electric Co. 4.35% 2044	1,455	1,490
Public Service Co. of Colorado 5.80% 2018	9,606	11,034
Public Service Co. of Colorado 3.20% 2020	5,221	5,401
Xcel Energy Inc. 4.70% 2020	3,125	3,495
Northern States Power Co. 5.25% 2035	5,000	5,839
American Electric Power Co. 1.65% 2017	7,900	7,947
American Electric Power Co. 2.95% 2022	14,416	14,028
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

E.ON International Finance BV 5.80% 2018[3]	$16,500	$ 18,848
Enel Finance International SA 3.875% 2014[3]	1,235	1,245
Enel Finance International SA 5.125% 2019[3]	2,000	2,254
Enel Finance International SA 6.00% 2039[3]	2,210	2,523
Enel Società per Azioni 8.75% 2073[3,4]	9,500	11,252
Entergy Corp. 4.70% 2017	9,900	10,687
Entergy Arkansas, INC 3.05% 2023	6,100	6,035
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	16,343
Eskom Holdings SOC Ltd. 5.75% 2021	11,000	11,344
CEZ, a s 4.25% 2022[3]	7,230	7,590
TXU, Term Loan, 4.651% 2017[4,5,6,9]	8,273	6,867
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	6,672
Colbun SA 6.00% 2020[3]	5,400	6,019
PSEG Power LLC 2.75% 2016	3,140	3,261
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,487
EDP Finance BV 5.25% 2021[3]	5,000	5,313
Electricité de France SA 1.15% 2017[3]	3,000	3,002
Electricité de France SA 4.875% 2044[3]	1,850	1,977
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	1,055	1,240
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	610	605
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,815
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	1,000	1,210
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,220
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,511
Midwest Generation, LLC, Series B, 8.56% 2016[5,9,10]	3,569	3,676
AES Corp. 8.00% 2020	2,350	2,838
Puget Sound Energy Inc. 6.724% 2036	2,000	2,721
Comision Federal de Electricidad 4.875% 2024[3]	2,500	2,675
Veolia Environnement 6.00% 2018	1,000	1,131
Veolia Environnement 6.75% 2038	500	609
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,5]	1,230	1,290
		703,088

Industrials 2.45%

General Electric Co. 0.85% 2015	13,000	13,068
General Electric Capital Corp., Series A, 2.25% 2015	19,500	19,949
General Electric Capital Corp. 1.50% 2016	6,718	6,822
General Electric Capital Corp. 2.95% 2016	2,790	2,910
General Electric Capital Corp. 2.30% 2017	5,000	5,167
General Electric Capital Corp. 2.45% 2017	13,000	13,461
General Electric Corp. 5.25% 2017	4,377	4,941
General Electric Capital Corp., Series A, 6.00% 2019	10,500	12,450
General Electric Co. 2.70% 2022	15,500	15,242
General Electric Capital Corp. 3.10% 2023	33,100	32,884
General Electric Co. 3.375% 2024	5,695	5,812
General Electric Co. 4.125% 2042	4,000	3,960
General Electric Co. 4.50% 2044	3,200	3,342
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,041
Burlington Northern Santa Fe LLC 5.75% 2018	6,535	7,498
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,913
Burlington Northern Santa Fe LLC 3.05% 2022	8,290	8,279
Burlington Northern Santa Fe LLC 3.00% 2023	11,580	11,407
Burlington Northern Santa Fe LLC 3.85% 2023	2,000	2,086
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Burlington Northern Santa Fe LLC 3.75% 2024	$ 4,285	$ 4,428
Burlington Northern Santa Fe LLC 4.45% 2043	6,450	6,428
Burlington Northern Santa Fe LLC 4.90% 2044	15,290	16,381
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[5]	506	526
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[5]	60	64
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	539	596
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[5]	24	26
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	7,040	7,563
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	12,067	12,934
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[5]	165	182
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	6,658	7,472
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[5]	1,854	1,975
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	209	238
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3,5]	722	787
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	10,706	11,884
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[5]	3,652	3,965
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	11,774	13,488
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	9,009	10,450
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[5]	458	490
Volvo Treasury AB 5.95% 2015[3]	53,193	55,238
US Investigations Services, Inc., Term Loan B, 5.00% 2015[4,5,6]	515	510
US Investigations Services, Inc., Term Loan D, 7.75% 2015[4,5,6]	4,872	4,854
US Investigations Services, Inc. 10.50% 2015[3]	7,200	6,498
US Investigations Services, Inc. 11.75% 2016[3]	6,610	5,486
Altegrity, Inc. 9.50% 2019[3]	6,175	6,175
European Aeronautic Defence and Space Company 2.70% 2023[3]	21,400	20,668
Norfolk Southern Corp. 5.75% 2016	3,390	3,643
Norfolk Southern Corp. 3.00% 2022	15,250	15,267
United Technologies Corp. 1.80% 2017	3,660	3,740
United Technologies Corp. 4.50% 2042	14,195	14,900
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[4,5,6]	16,216	15,486
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	1,351	1,592
Union Pacific Corp. 5.75% 2017	12,250	14,032
Union Pacific Corp. 2.25% 2019	2,265	2,307
Canadian National Railway Co. 1.45% 2016	6,090	6,177
Canadian National Railway Co. 2.85% 2021	10,000	10,048
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,890	3,053
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	7,380	7,749
Navios Maritime Holdings Inc. 7.375% 2022[3]	5,050	5,214
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	14,740	15,348
Jeld-Wen Escrow Corp. 12.25% 2017[3]	13,500	14,648
Honeywell International Inc. 5.00% 2019	8,725	9,922
Waste Management, Inc. 2.60% 2016	3,330	3,447
Waste Management, Inc. 4.60% 2021	5,455	6,041
Nortek Inc. 10.00% 2018	4,100	4,438
Nortek Inc. 8.50% 2021	4,345	4,823
CSX Corp. 7.375% 2019	7,500	9,188
HD Supply, Inc. 11.50% 2020	7,450	8,940
Republic Services, Inc. 5.00% 2020	5,000	5,606
Republic Services, Inc. 3.55% 2022	500	518
Republic Services, Inc. 5.70% 2041	2,000	2,368
Euramax International, Inc. 9.50% 2016	7,910	7,910
R.R. Donnelley & Sons Co. 7.25% 2018	2,586	3,006
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

R.R. Donnelley & Sons Co. 7.875% 2021	$ 650	$ 751
R.R. Donnelley & Sons Co. 7.00% 2022	3,600	3,987
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,650	1,671
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	3,600	3,735
BE Aerospace, Inc. 5.25% 2022	4,600	5,031
Raytheon Co. 6.75% 2018	4,030	4,721
Red de Carreteras de Occidente 9.00% 2028[5]	MXN61,570	4,562
Brunswick Rail Finance Ltd. 6.50% 2017	$ 3,240	3,276
Brunswick Rail Finance Ltd. 6.50% 2017[3]	1,090	1,102
ADT Corp. 4.125% 2019	3,875	3,909
Esterline Technologies Corp. 7.00% 2020	3,475	3,736
Ply Gem Industries, Inc. 6.50% 2022[3]	3,800	3,681
TRAC Intermodal 11.00% 2019	3,200	3,680
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	1,278	1,255
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	926	910
CEVA Group PLC, Letter of Credit, 6.50% 2021[4,5,6]	881	865
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	160	157
CEVA Group PLC 7.00% 2021[3]	175	181
CEVA Group PLC 9.00% 2021[3]	200	207
ENA Norte Trust 4.95% 2028[3,5]	3,248	3,370
Far East Capital Limited SA 8.00% 2018[3]	1,415	1,168
Far East Capital Limited SA 8.75% 2020[3]	2,285	1,874
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	2,650	2,849
AerCap Holdings NV 2.75% 2017[3]	2,200	2,217
Safway Group Holding 7.00% 2018[3]	2,000	2,130
Gardner Denver, Inc. Term Loan B, 4.25% 2020[4,5,6]	2,070	2,071
AAF Holdings LLC 12.00% 2019[3,4,5,7]	2,000	2,062
ABB Finance (USA) Inc. 2.875% 2022	2,000	1,988
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[3,5]	1,820	1,979
Watco Companies 6.375% 2023[3]	1,805	1,850
Builders Firstsource 7.625% 2021[3]	1,650	1,770
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.00% 2018[4,5,6]	1,008	1,021
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.00% 2018[4,5,6]	724	733
LMI Aerospace Inc. 7.375% 2019[3]	1,500	1,541
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.009% 2015[4,5,6,10]	1,465	1,392
Eletson Holdings Inc. 9.625% 2022[3]	1,125	1,212
ERAC USA Finance Co. 5.625% 2042[3]	1,000	1,138
Allegiant Travel Co. 5.50% 2019	850	868
HDTFS Inc. 5.875% 2020	800	840
ADS Waste Escrow 8.25% 2020	650	704
		667,143

Telecommunication services 2.25%

Verizon Communications Inc. 3.00% 2016	24,000	24,891
Verizon Communications Inc. 0.63% 2017[4]	12,000	12,023
Verizon Communications Inc. 1.35% 2017	17,000	17,004
Verizon Communications Inc. 3.45% 2021	2,110	2,183
Verizon Communications Inc. 5.15% 2023	45,840	51,367
Verizon Communications Inc. 4.15% 2024	11,405	11,925
Verizon Communications Inc. 5.05% 2034	17,256	18,449
Verizon Communications Inc. 6.55% 2043	76,552	96,530
Deutsche Telekom International Finance BV 4.875% 2014	16,250	16,260
Deutsche Telekom International Finance BV 3.125% 2016[3]	11,650	12,105
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

Deutsche Telekom International Finance BV 2.25% 2017[3]	$ 9,550	$ 9,802
Deutsche Telekom International Finance BV 9.25% 2032	4,994	7,935
SBC Communications Inc. 5.10% 2014	11,848	11,952
AT&T Inc. 0.90% 2016	10,000	10,031
AT&T Inc. 1.40% 2017	12,015	11,972
AT&T Inc. 4.80% 2044	5,328	5,468
Sprint Nextel Corp. 8.375% 2017	5,075	5,944
Sprint Nextel Corp. 9.125% 2017	2,000	2,347
Sprint Nextel Corp. 7.00% 2020	6,700	7,445
Sprint Nextel Corp. 11.50% 2021	5,050	6,843
Sprint Corp. 7.875% 2023[3]	13,875	15,471
NII Capital Corp. 10.00% 2016	10,100	3,182
NII Capital Corp. 7.875% 2019[3]	7,350	6,413
NII Capital Corp. 8.875% 2019	9,975	3,990
NII Capital Corp. 11.375% 2019[3]	17,825	15,909
NII Capital Corp. 7.625% 2021	17,655	5,164
Telecom Italia Capital SA 6.999% 2018	13,887	16,005
Telecom Italia Capital SA 7.175% 2019	10,210	11,850
Telefónica Emisiones, SAU 3.992% 2016	14,500	15,187
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,982
Wind Acquisition SA 7.25% 2018[3]	3,575	3,781
Wind Acquisition SA 7.25% 2018[3]	1,100	1,163
Wind Acquisition SA 4.75% 2020[3]	5,400	5,454
Wind Acquisition SA 7.375% 2021[3]	13,625	14,579
LightSquared, Term Loan B, 12.00% 2014[5,6,7,9]	18,669	24,456
T-Mobile US, Inc. 6.542% 2020	5,250	5,690
MetroPCS Wireless, Inc. 6.25% 2021	10,925	11,649
MetroPCS Wireless, Inc. 6.625% 2023	5,950	6,485
France Télécom 2.125% 2015	4,200	4,266
Orange SA 2.75% 2019	12,838	13,163
France Télécom 4.125% 2021	2,025	2,177
Frontier Communications Corp. 8.125% 2018	3,675	4,318
Frontier Communications Corp. 9.25% 2021	2,450	2,943
Frontier Communications Corp. 7.625% 2024	11,400	12,326
Digicel Group Ltd. 8.25% 2020[3]	8,150	8,924
Digicel Group Ltd. 6.00% 2021[3]	4,465	4,621
Digicel Group Ltd. 7.125% 2022[3]	1,975	2,064
Trilogy International Partners, LLC 10.25% 2016[3]	9,250	9,551
Numerical Group SA, First Lien, 4.875% 2019[3]	6,825	7,013
Numerical Group SA, First Lien, 6.00% 2022[3]	1,925	2,004
Intelsat Jackson Holding Co. 7.25% 2020	3,500	3,780
Intelsat Jackson Holding Co. 6.625% 2022	2,880	3,020
SoftBank Corp. 4.50% 2020[3]	3,600	3,672
Altice Finco SA, First Lien, 7.75% 2022[3]	3,225	3,451
British Telecommunications PLC 2.35% 2019	2,745	2,770
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,058
Level 3 Communications, Inc. 11.875% 2019	$ 1,000	1,115
		613,122
Materials 1.09%

Xstrata Canada Financial Corp. 3.60% 2017[3]	9,750	10,234
Glencore Xstrata LLC 1.586% 2019[3,4]	6,275	6,332
Glencore Xstrata LLC 2.50% 2019[3]	12,500	12,480
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

Xstrata Canada Financial Corp. 4.95% 2021[3]	$20,315	$ 21,941
Glencore Xstrata LLC 4.125% 2023[3]	9,745	9,800
Rio Tinto Finance (USA) Ltd. 1.375% 2016	2,000	2,022
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,831
Rio Tinto Finance (USA) Ltd. 1.625% 2017	11,000	11,136
Rio Tinto Finance (USA) Ltd. 9.00% 2019	10,170	13,345
Monsanto Co. 2.75% 2021	2,555	2,557
Monsanto Co. 3.375% 2024	7,400	7,460
Monsanto Co. 4.40% 2044	6,655	6,685
Monsanto Co. 4.70% 2064	9,400	9,461
International Paper Co. 7.95% 2018	4,500	5,507
International Paper Co. 4.75% 2022	1,500	1,656
International Paper Co. 3.65% 2024	8,900	8,930
First Quantum Minerals Ltd. 6.75% 2020[3]	7,250	7,504
First Quantum Minerals Ltd. 7.00% 2021[3]	5,500	5,686
FMG Resources 6.00% 2017[3]	4,105	4,251
FMG Resources 6.875% 2018[3]	8,365	8,804
Reynolds Group Inc. 5.75% 2020	10,855	11,506
Newcrest Finance Pty Ltd. 4.45% 2021[3]	11,305	11,063
E.I. du Pont de Nemours and Co. 5.25% 2016	500	552
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,783
Mosaic Co. 4.25% 2023	9,500	10,043
Cliffs Natural Resources Inc. 4.875% 2021	9,920	9,794
CEMEX SAB de CV 5.875% 2019[3]	6,000	6,285
CEMEX Finance LLC 9.375% 2022[3]	2,325	2,746
Ecolab Inc. 3.00% 2016	7,320	7,660
Ecolab Inc. 5.50% 2041	750	877
Dow Chemical Co. 5.70% 2018	1,004	1,146
Dow Chemical Co. 3.00% 2022	7,500	7,386
ArcelorMittal 6.00% 2021[4]	735	798
ArcelorMittal 7.25% 2041[4]	6,995	7,467
Ryerson Inc. 11.25% 2018	5,325	5,964
Holcim Ltd. 6.00% 2019[3]	1,607	1,864
Holcim Ltd. 5.15% 2023[3]	3,315	3,663
JMC Steel Group Inc. 8.25% 2018[3]	4,825	4,946
Walter Energy, Inc. 9.50% 2019[3]	3,200	3,260
Barrick Gold Corp. 3.85% 2022	3,000	2,988
LSB Industries, Inc. 7.75% 2019	2,500	2,688
Yara International ASA 7.875% 2019[3]	2,175	2,666
BHP Billiton Finance (USA) Ltd. 5.00% 2043	2,300	2,547
Georgia-Pacific Corp. 5.40% 2020[3]	2,000	2,311
OMNOVA Solutions Inc. 7.875% 2018	2,000	2,107
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[4,5,6]	1,187	1,189
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[3]	750	821
Packaging Corp. of America 4.50% 2023	1,585	1,700
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,504
Georgia Gulf Corp. 4.875% 2023	1,065	1,064
Momentive Performance Materials Inc., Term Loan B, 4.00% 2015[4,5,6]	550	552
Praxair, Inc. 4.625% 2015	500	516
Georgia Gulf Corp. 4.625% 2021	250	249
		296,327
Bonds, notes & other debt instruments

Corporate bonds & notes (continued)	Principal amount	Value
Information technology 0.74%	(000)	(000)

Oracle Corp. 2.25% 2019	$10,000	$ 9,989
Oracle Corp. 2.80% 2021	33,600	33,551
Oracle Corp. 3.40% 2024	7,500	7,483
Oracle Corp. 4.50% 2044	5,000	4,998
Avago Technologies Ltd., Term Loan B, 3.75% 2021[4,5,6]	30,050	30,189
First Data Corp. 6.75% 2020[3]	1,200	1,302
First Data Corp. 8.25% 2021[3]	2,393	2,632
First Data Corp. 11.75% 2021	9,415	11,204
First Data Corp. 12.625% 2021	2,295	2,831
First Data Corp. 8.75% 2022[3,4,7]	2,251	2,496
SRA International, Inc., Term Loan B, 6.50% 2018[4,5,6]	12,072	12,132
SRA International, Inc. 11.00% 2019	7,530	8,114
International Business Machines Corp. 2.00% 2016	12,500	12,793
International Business Machines Corp. 3.625% 2024	4,335	4,454
Xerox Corp. 2.95% 2017	11,535	12,047
Xerox Corp. 2.75% 2019	5,000	5,098
Freescale Semiconductor, Inc. 5.00% 2021[3]	10,520	10,836
Freescale Semiconductor, Inc. 6.00% 2022[3]	1,750	1,868
Alcatel-Lucent USA Inc. 4.625% 2017[3]	4,075	4,228
Alcatel-Lucent USA Inc. 6.75% 2020[3]	1,935	2,070
Alcatel-Lucent USA Inc. 8.875% 2020[3]	900	1,024
National Semiconductor Corp. 6.60% 2017	6,000	6,949
Samsung Electronics America, Inc. 1.75% 2017[3]	4,500	4,523
NXP BV and NXP Funding LLC 3.75% 2018[3]	4,100	4,131
Serena Software, Inc. Term Loan B 7.50% 2020[4,5,6]	2,600	2,630
Ceridian LLC / Comdata Inc. 8.125% 2017[3]	1,025	1,038
Compucom Systems Inc., 7.00% 2021[3]	700	714
		201,324

Total corporate bonds & notes		7,978,244
Mortgage-backed obligations 25.58%
Federal agency mortgage-backed obligations[5] 20.57%

Fannie Mae 3.307% 2017[4]	3,928	4,154
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	801	835
Fannie Mae 11.046% 2020[4]	33	38
Fannie Mae 5.00% 2023	2,064	2,237
Fannie Mae 5.50% 2023	11,484	12,512
Fannie Mae 6.00% 2023	296	325
Fannie Mae 4.50% 2024	6,539	7,009
Fannie Mae 4.50% 2025	8,115	8,694
Fannie Mae 4.50% 2025	5,325	5,709
Fannie Mae 4.50% 2025	5,149	5,520
Fannie Mae, Series 2001-4, Class GA, 9.467% 2025[4]	103	118
Fannie Mae, Series 2001-4, Class NA, 10.353% 2025[4]	135	150
Fannie Mae 2.402% 2026[4]	196	203
Fannie Mae 6.00% 2026	5,280	5,944
Fannie Mae 2.50% 2027	25,855	26,300
Fannie Mae 2.50% 2027	18,495	18,813
Fannie Mae 2.50% 2027	13,243	13,471
Fannie Mae 2.50% 2027	13,202	13,429
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[5] (continued)	(000)	(000)

Fannie Mae 2.50% 2027	$13,143	$13,369
Fannie Mae 2.50% 2027	11,350	11,545
Fannie Mae 2.50% 2027	7,265	7,389
Fannie Mae 2.50% 2027	5,181	5,270
Fannie Mae 2.50% 2027	3,008	3,059
Fannie Mae 2.50% 2027	2,304	2,344
Fannie Mae 2.50% 2027	1,735	1,764
Fannie Mae 2.50% 2027	1,549	1,576
Fannie Mae 2.50% 2027	1,426	1,451
Fannie Mae 2.50% 2027	838	853
Fannie Mae 2.50% 2027	709	721
Fannie Mae 2.50% 2027	703	715
Fannie Mae 5.50% 2027	2,768	3,100
Fannie Mae 2.50% 2028	25,224	25,656
Fannie Mae 2.50% 2028	13,055	13,280
Fannie Mae 2.50% 2028	7,114	7,236
Fannie Mae 6.00% 2028	832	940
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,049	1,041
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	259	302
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,037	2,275
Fannie Mae, Series 2001-20, Class E, 9.56% 2031[4]	21	24
Fannie Mae 6.50% 2032	122	130
Fannie Mae 4.50% 2034	28,752	31,233
Fannie Mae 6.50% 2034	495	535
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	2,274	2,561
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	2,850	2,723
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	2,411	2,271
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	719	644
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	2,060	2,266
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	7,516	8,467
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	4,782	5,384
Fannie Mae 6.50% 2036	3,683	4,137
Fannie Mae 6.50% 2036	2,484	2,802
Fannie Mae 7.00% 2036	756	861
Fannie Mae 7.00% 2036	282	287
Fannie Mae 7.50% 2036	359	414
Fannie Mae 8.00% 2036	356	412
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	6,867	7,526
Fannie Mae 6.00% 2037	1,583	1,769
Fannie Mae 6.00% 2037	856	957
Fannie Mae 6.50% 2037	2,908	3,269
Fannie Mae 6.50% 2037	2,075	2,322
Fannie Mae 6.50% 2037	1,815	1,975
Fannie Mae 6.50% 2037	156	168
Fannie Mae 7.00% 2037	1,086	1,231
Fannie Mae 7.00% 2037	957	1,085
Fannie Mae 7.00% 2037	770	869
Fannie Mae 7.00% 2037	242	265
Fannie Mae 7.00% 2037	137	151
Fannie Mae 7.00% 2037	120	132
Fannie Mae 7.50% 2037	390	450
Fannie Mae 7.50% 2037	317	366
Fannie Mae 7.50% 2037	256	295
Fannie Mae 7.50% 2037	178	205
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[5] (continued)	(000)	(000)

Fannie Mae 7.50% 2037	$ 166	$ 191
Fannie Mae 7.50% 2037	146	169
Fannie Mae 7.50% 2037	124	142
Fannie Mae 7.50% 2037	112	130
Fannie Mae 7.50% 2037	82	94
Fannie Mae 7.50% 2037	66	69
Fannie Mae 7.50% 2037	26	30
Fannie Mae 8.00% 2037	119	136
Fannie Mae 5.28% 2038[4]	322	344
Fannie Mae 5.50% 2038	48	54
Fannie Mae 6.00% 2038	1,548	1,741
Fannie Mae 6.50% 2038	58,694	67,207
Fannie Mae 3.515% 2039[4]	2,551	2,686
Fannie Mae 3.535% 2039[4]	1,685	1,770
Fannie Mae 3.566% 2039[4]	6,578	6,936
Fannie Mae 3.692% 2039[4]	1,660	1,733
Fannie Mae 3.726% 2039[4]	288	302
Fannie Mae 3.778% 2039[4]	1,718	1,803
Fannie Mae 3.805% 2039[4]	804	842
Fannie Mae 3.942% 2039[4]	1,144	1,204
Fannie Mae 3.943% 2039[4]	715	756
Fannie Mae 3.966% 2039[4]	871	923
Fannie Mae 3.984% 2039[4]	3,890	4,093
Fannie Mae 4.50% 2039	19,759	21,409
Fannie Mae 5.00% 2039	16,769	18,829
Fannie Mae 5.50% 2039	14,191	15,877
Fannie Mae 5.50% 2039	2,121	2,373
Fannie Mae 3.216% 2040[4]	17,431	18,263
Fannie Mae 3.601% 2040[4]	3,521	3,731
Fannie Mae 4.00% 2040	1,842	1,960
Fannie Mae 4.19% 2040[4]	1,119	1,188
Fannie Mae 4.377% 2040[4]	3,797	4,042
Fannie Mae 4.50% 2040	4,566	4,947
Fannie Mae 5.00% 2040	2,021	2,265
Fannie Mae 5.50% 2040	8,630	9,675
Fannie Mae 5.50% 2040	1,066	1,192
Fannie Mae 2.922% 2041[4]	2,769	2,892
Fannie Mae 3.526% 2041[4]	1,340	1,403
Fannie Mae 3.554% 2041[4]	9,096	9,531
Fannie Mae 3.80% 2041[4]	3,610	3,870
Fannie Mae 4.00% 2041	13,553	14,456
Fannie Mae 4.00% 2041	3,110	3,309
Fannie Mae 4.00% 2041	1,808	1,924
Fannie Mae 4.00% 2041	1,513	1,610
Fannie Mae 4.00% 2041	1,020	1,086
Fannie Mae 4.50% 2041	4,837	5,240
Fannie Mae 5.00% 2041	13,993	15,574
Fannie Mae 5.00% 2041	6,215	6,998
Fannie Mae 5.00% 2041	4,725	5,318
Fannie Mae 5.00% 2041	3,201	3,604
Fannie Mae 5.00% 2041	2,015	2,266
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	2,858	3,328
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	750	843
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	1,619	1,895
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[5] (continued)	(000)	(000)

Fannie Mae 3.00% 2042	$ 6,083	$ 6,012
Fannie Mae 3.50% 2042	39,116	40,295
Fannie Mae 3.50% 2042	21,923	22,591
Fannie Mae 3.50% 2042	18,810	19,377
Fannie Mae 3.50% 2042	11,179	11,530
Fannie Mae 3.50% 2042	6,222	6,417
Fannie Mae 4.00% 2042	31,072	33,127
Fannie Mae 4.00% 2042	18,311	19,473
Fannie Mae 4.00% 2042	15,624	16,625
Fannie Mae 4.00% 2042	9,491	10,123
Fannie Mae 4.00% 2042	7,898	8,421
Fannie Mae 4.00% 2042	5,148	5,478
Fannie Mae 4.00% 2042	1,492	1,591
Fannie Mae 4.00% 2042	725	771
Fannie Mae, Series 2002-W1, Class 2A, 6.566% 2042[4]	2,275	2,665
Fannie Mae 3.00% 2043	36,251	35,827
Fannie Mae 3.00% 2043	29,437	29,093
Fannie Mae 3.00% 2043	25,173	24,879
Fannie Mae 3.00% 2043	19,569	19,341
Fannie Mae 3.00% 2043	14,766	14,594
Fannie Mae 3.00% 2043	10,081	9,989
Fannie Mae 3.00% 2043	9,794	9,680
Fannie Mae 3.00% 2043	9,736	9,622
Fannie Mae 3.00% 2043	7,151	7,068
Fannie Mae 3.00% 2043	7,010	6,928
Fannie Mae 3.00% 2043	4,833	4,776
Fannie Mae 3.00% 2043	4,625	4,571
Fannie Mae 4.00% 2043	12,777	13,581
Fannie Mae 4.00% 2043	11,918	12,701
Fannie Mae 3.00% 2044[11]	145,525	143,661
Fannie Mae 3.50% 2044[11]	488,931	502,911
Fannie Mae 4.00% 2044[11]	939,650	996,616
Fannie Mae 4.00% 2044	8,368	8,914
Fannie Mae 4.00% 2044	3,966	4,230
Fannie Mae 4.50% 2044[11]	1,299,105	1,406,459
Fannie Mae 4.50% 2044[11]	443,540	479,101
Fannie Mae 5.00% 2044[11]	48,750	53,977
Fannie Mae 5.00% 2044[11]	20,975	23,286
Fannie Mae 6.00% 2047	160	178
Fannie Mae 6.50% 2047	119	134
Fannie Mae 7.00% 2047	522	583
Fannie Mae 7.00% 2047	28	31
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,463	2,620
Freddie Mac, Series 2626, Class NG, 3.50% 2023	108	112
Freddie Mac 5.00% 2023	1,985	2,142
Freddie Mac 5.00% 2023	73	79
Freddie Mac 5.00% 2023	11	12
Freddie Mac, Series 1617, Class PM, 6.50% 2023	513	578
Freddie Mac 5.00% 2024	4,799	5,232
Freddie Mac 6.00% 2026	3,212	3,617
Freddie Mac 6.00% 2027	18,999	21,406
Freddie Mac, Series 2153, Class GG, 6.00% 2029	863	976
Freddie Mac, Series 2122, Class QM, 6.25% 2029	1,469	1,631
Freddie Mac 4.50% 2030	2,839	3,090
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[5] (continued)	(000)	(000)

Freddie Mac, Series 3061, Class PN, 5.50% 2035	$10,371	$11,593
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	1,912	1,794
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	1,726	1,638
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	1,703	1,603
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	1,576	1,503
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	29	27
Freddie Mac, Series 3257, Class PA, 5.50% 2036	16,865	18,840
Freddie Mac, Series 3233, Class PA, 6.00% 2036	12,109	13,653
Freddie Mac, Series 3156, Class NG, 6.00% 2036	3,759	4,141
Freddie Mac 1.703% 2037[4]	1,865	1,933
Freddie Mac 2.082% 2037[4]	3,649	3,817
Freddie Mac 4.50% 2037	9,995	10,826
Freddie Mac, Series 3286, Class JN, 5.50% 2037	14,067	15,569
Freddie Mac, Series 3318, Class JT, 5.50% 2037	7,803	8,636
Freddie Mac, Series 3312, Class PA, 5.50% 2037	7,738	8,564
Freddie Mac 5.50% 2037	4,129	4,617
Freddie Mac 5.50% 2037	108	120
Freddie Mac 5.50% 2037	23	25
Freddie Mac, Series 3271, Class OA, 6.00% 2037	5,488	6,039
Freddie Mac 7.00% 2037	161	177
Freddie Mac 7.50% 2037	846	976
Freddie Mac 4.953% 2038[4]	1,138	1,220
Freddie Mac 5.50% 2038	3,160	3,525
Freddie Mac 5.50% 2038	2,793	3,142
Freddie Mac 5.50% 2038	2,189	2,442
Freddie Mac 5.50% 2038	1,285	1,434
Freddie Mac 5.50% 2038	893	996
Freddie Mac 5.50% 2038	537	599
Freddie Mac 5.50% 2038	330	369
Freddie Mac 3.763% 2039[4]	2,562	2,679
Freddie Mac 4.50% 2039	2,447	2,649
Freddie Mac 5.00% 2039	18,705	20,696
Freddie Mac 5.50% 2039	18,051	20,166
Freddie Mac 5.50% 2039	7,416	8,274
Freddie Mac 4.50% 2040	44,423	48,092
Freddie Mac 5.50% 2040	12	14
Freddie Mac 4.50% 2041	16,543	17,956
Freddie Mac 4.50% 2041	4,538	4,913
Freddie Mac 4.50% 2041	2,723	2,949
Freddie Mac 4.50% 2041	807	876
Freddie Mac 5.00% 2041	14,245	15,813
Freddie Mac 5.00% 2041	8,989	10,131
Freddie Mac 5.00% 2041	6,284	6,975
Freddie Mac 5.50% 2041	10,314	11,507
Freddie Mac 2.57% 2042[4]	6,378	6,432
Freddie Mac 2.585% 2042[4]	2,705	2,777
Freddie Mac 2.351% 2043[4]	12,926	12,889
Freddie Mac 2.43% 2043[4]	5,962	5,988
Freddie Mac 4.00% 2043	24,824	26,358
Freddie Mac 4.00% 2043	7,300	7,764
Freddie Mac 4.00% 2043	6,558	6,964
Freddie Mac 4.00% 2043	4,229	4,498
Freddie Mac 4.00% 2043	3,512	3,730
Freddie Mac 4.00% 2043	3,462	3,683
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[5] (continued)	(000)	(000)

Freddie Mac 4.00% 2043	$ 3,127	$ 3,326
Freddie Mac 4.00% 2043	2,769	2,948
Freddie Mac 4.00% 2043	1,816	1,928
Freddie Mac 4.00% 2044[11]	52,950	56,053
Freddie Mac 4.00% 2044	2,910	3,099
Freddie Mac 4.50% 2044[11]	33,400	36,135
Freddie Mac 6.50% 2047	314	346
Freddie Mac 7.00% 2047	164	183
Government National Mortgage Assn. 10.00% 2021	182	202
Government National Mortgage Assn. 2.50% 2028	4,590	4,724
Government National Mortgage Assn. 5.00% 2035	1,828	2,027
Government National Mortgage Assn. 6.00% 2038	13,977	15,659
Government National Mortgage Assn. 6.50% 2038	306	350
Government National Mortgage Assn. 3.50% 2039	8,408	8,753
Government National Mortgage Assn. 5.00% 2039	1,782	1,963
Government National Mortgage Assn. 3.50% 2040	7,623	7,936
Government National Mortgage Assn. 4.50% 2040	4,530	4,963
Government National Mortgage Assn. 5.50% 2040	13,501	15,360
Government National Mortgage Assn. 3.50% 2041	519	541
Government National Mortgage Assn. 4.50% 2041	25,314	27,762
Government National Mortgage Assn. 4.50% 2041	2,077	2,275
Government National Mortgage Assn. 4.50% 2041	2,071	2,269
Government National Mortgage Assn. 4.50% 2041	1,465	1,606
Government National Mortgage Assn. 5.00% 2041	13,676	15,080
Government National Mortgage Assn. 3.50% 2042	1,398	1,439
Government National Mortgage Assn. 3.50% 2043	5,156	5,373
Government National Mortgage Assn. 4.00% 2043	264,081	282,885
Government National Mortgage Assn. 4.50% 2043	28,373	31,018
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	1,368	1,378
National Credit Union Administration, Series 2010-R2, Class 1A, 0.522% 2017[4]	1,408	1,410
National Credit Union Administration, Series 2011-R3, Class 1A, 0.552% 2020[4]	1,483	1,488
National Credit Union Administration, Series 2011-R1, Class 1A, 0.602% 2020[4]	1,747	1,756
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.701% 2048[3,4]	221	221
		5,597,555

Commercial mortgage-backed securities[5] 3.86%

J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	582	583
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.464% 2037[4]	10,028	10,034
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[4]	1,606	1,661
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4]	10,005	10,783
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	7,221	7,822
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.057% 2045[4]	47,285	50,866
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3]	31,106	32,502
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.892% 2049[4]	35,442	39,388
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.892% 2049[4]	33,812	37,336
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	15,660	17,271
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4]	2,958	3,313
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[4]	767	768
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.015% 2038[4]	13,076	14,081
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039	5,355	5,866
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	32,300	35,275
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	9,883	11,066
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4]	13,585	15,035
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2019[3,4]	17,620	17,646
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Commercial mortgage-backed securities[5] (continued)	(000)	(000)

CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class B, 1.45% 2019[3,4]	$ 1,400	$ 1,402
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class C, 2.00% 2019[3,4]	1,400	1,406
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class D, 2.40% 2019[3,4]	1,000	1,005
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class D, 5.10% 2038[4]	1,500	1,548
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	25,026	27,035
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.866% 2039[4]	9,429	10,455
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4]	4,000	4,408
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[4]	12,708	13,944
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3]	16,685	17,416
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3]	51,633	53,774
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	386	390
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[4]	8,776	9,071
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.899% 2043[4]	8,839	9,539
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.46% 2044[4]	1,506	1,508
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4]	7,151	7,763
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	4,900	5,420
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4]	17,020	18,666
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[4]	16,500	18,081
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4]	5,528	5,918
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	1,039	1,139
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,055	2,255
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4]	8,725	9,393
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4]	30,967	34,466
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.37% 2045[4]	8,680	9,899
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.831% 2042[4]	2,704	3,012
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	10,240	11,106
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044	561	614
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	13,600	14,835
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[4]	22,080	24,469
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049	41,210	44,378
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[4]	7,410	8,239
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[4]	40,860	43,477
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	7,390	7,964
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	135	143
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4]	10,794	11,651
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[4]	2,405	2,496
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4]	10,750	11,399
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.775% 2049[4]	3,615	3,983
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.791% 2049[4]	4,083	4,518
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.015% 2051[4]	5,895	6,606
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.418% 2051[4]	6,220	7,071
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.401% 2044[4]	16,352	17,009
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	22,224	23,852
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates,
Series 2014-A, 1.004% 2031[3,4]	25,155	25,207
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates,
Series 2014-B, 1.354% 2031[3,4]	6,245	6,261
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates,
Series 2014-C, 1.754% 2031[3,4]	2,180	2,187
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	28,905	32,610
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[3]	20,000	21,248
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[3]	10,000	10,975
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3]	17,920	18,142
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3]	8,500	8,746
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Commercial mortgage-backed securities[5] (continued)	(000)	(000)

Hilton USA Trust, Series 2013-HLF, CFX, 3.7141% 2030[3]	$ 3,610	$ 3,677
Hilton USA Trust, Series 2013-HLF, DFX, 4.4065% 2030[3]	1,000	1,036
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[4]	3,159	3,170
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[4]	9,461	10,228
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.033% 2050[4]	7,050	7,884
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.352% 2043[3,4]	1,750	1,803
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	16,078	17,528
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049	5,293	5,744
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.341% 2049[4]	7,468	8,391
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[4]	3,270	3,651
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4]	1,836	2,027
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4]	5,730	6,487
Aventura Mall Trust, Series A, 3.867% 2032[3,4]	10,770	11,448
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.045% 2044[4]	7,401	8,216
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2014-INN, Class A, 1.071% 2029[3,4]	7,000	7,009
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[3]	3,327	3,461
		1,051,155

Other mortgage-backed securities[5] 0.92%

Westpac Banking Corp. 1.375% 2015[3]	4,325	4,371
Westpac Banking Corp. 2.45% 2016[3]	4,325	4,483
Westpac Banking Corp. 1.25% 2018[3]	4,425	4,402
Westpac Banking Corp. 1.85% 2018[3]	9,000	9,016
Westpac Banking Corp. 1.375% 2019[3]	4,375	4,338
Westpac Banking Corp. 2.00% 2019[3]	7,150	7,154
Commonwealth Bank of Australia 0.75% 2017[3]	3,850	3,861
Commonwealth Bank of Australia 2.25% 2017[3]	4,150	4,278
Commonwealth Bank of Australia 1.875% 2018[3]	10,300	10,322
Commonwealth Bank of Australia 2.00% 2019[3]	8,950	8,945
Royal Bank of Canada 3.125% 2015[3]	18,160	18,557
Royal Bank of Canada 1.125% 2017	4,000	4,034
Royal Bank of Canada 2.00% 2019	4,075	4,133
Bank of Montreal 1.30% 2014[3]	4,000	4,014
Bank of Montreal 2.85% 2015[3]	17,000	17,405
Bank of Montreal 2.625% 2016[3]	4,250	4,392
National Australia Bank 2.00% 2017[3]	3,500	3,583
National Australia Bank 1.25% 2018[3]	2,880	2,850
National Australia Bank 2.00% 2019[3]	8,575	8,604
Bank of Nova Scotia 1.25% 2014[3]	4,000	4,014
Bank of Nova Scotia 2.15% 2016[3]	4,650	4,788
Bank of Nova Scotia 1.75% 2017[3]	4,150	4,235
Sparebank 1 Boligkreditt AS 2.625% 2017[3]	3,400	3,523
Sparebank 1 Boligkreditt AS 1.25% 2019[3]	4,000	3,946
Sparebank 1 Boligkreditt AS 1.75% 2020[3]	5,125	5,018
DEPFA ACS Bank 5.125% 2037[3]	10,405	12,186
Swedbank AB 2.125% 2016[3]	3,400	3,498
Swedbank AB 2.95% 2016[3]	3,000	3,122
Swedbank AB 1.375% 2018[3]	4,375	4,360
Australia & New Zealand Banking Group Ltd. 1.00% 2016[3]	4,250	4,281
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3]	4,250	4,401
UBS AG 1.875% 2015[3]	4,200	4,237
UBS AG 0.75% 2017[3]	4,375	4,387
Toronto-Dominion Bank 1.625% 2016[3]	4,400	4,483
Credit Suisse Group AG 2.60% 2016[3]	4,300	4,456
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Other mortgage-backed securities[5] (continued)	(000)	(000)

Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3]	$ 4,400	$ 4,419
HSBC Bank PLC 1.625% 2015[3]	4,400	4,404
DNB ASA 1.45% 2019[3]	4,375	4,362
Skandinaviska Enskilda 1.375% 2018[3]	4,375	4,347
National Bank of Canada 2.20% 2016[3]	4,175	4,313
Canadian Imperial Bank of Commerce 2.75% 2016[3]	4,150	4,296
Stadshypotek AB 1.875% 2019[3]	4,275	4,228
Nordea Eiendomskreditt AS 2.125% 2017[3]	4,000	4,116
Norddeutsche Landesbank 2.00% 2019[3]	4,000	4,015
Barclays Bank PLC 2.50% 2015[3]	3,600	3,690
Caisse Centrale Desjardins 1.60% 2017[3]	3,375	3,431
		249,298

Collateralized mortgage-backed obligations (privately originated)[5] 0.23%

Freddie Mac, Series 2013-DN2, Class M-1, 1.602% 2023[4]	7,263	7,339
Freddie Mac, Series 2013-DN1, Class M-1, 3.552% 2023[4]	7,507	7,906
Freddie Mac, Series 2014-DN2, Class M-1, 1.002% 2024[4]	5,402	5,409
Freddie Mac, Series 2014-DN1, Class M-1, 1.152% 2024[4]	972	978
Freddie Mac, Series 2014-DN2, Class M-2, 1.802% 2024[4]	2,965	2,986
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.572% 2037[4]	14,670	13,057
Firstmac Bond Trust, Series 2014-1A, Class A2A, 0.503% 2015[3,4]	9,000	9,010
Connecticut Avenue Securities, Series 2014-C02, Class 2M1, 1.102% 2024[4]	6,000	6,008
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, 1.102% 2024[4]	2,875	2,879
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.152% 2023[3,4]	2,740	2,814
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.752% 2024[3,4]	1,892	1,925
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	180	195
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	25	27
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,331	1,432
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	24	26
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[3,4]	876	882
		62,873

Total mortgage-backed obligations		6,960,881
Bonds & notes of governments & government agencies outside the U.S. 4.68%

Russian Federation 6.20% 2018	RUB617,500	17,239
Russian Federation 7.50% 2018	403,000	11,702
Russian Federation 5.00% 2020	$17,800	19,064
Russian Federation 7.50% 2030[5]	25,215	29,253
Russian Federation 7.50% 2030[3,5]	99	115
Spanish Government 4.00% 2018[3]	13,625	14,615
Spanish Government 4.50% 2018	€ 8,800	13,552
Spanish Government 5.40% 2023	1,585	2,668
Spanish Government 2.75% 2024	8,230	11,242
Spanish Government 5.15% 2044	17,025	28,141
United Mexican States Government, Series M, 5.00% 2017	MXN 60,000	4,795
United Mexican States Government 4.00% 2019[2]	102,633	8,942
United Mexican States Government Global, Series A, 5.125% 2020	$2,100	2,385
United Mexican States Government 2.50% 2020[2]	MXN133,423	10,748
United Mexican States Government, Series M, 6.50% 2021	112,500	9,333
United Mexican States Government Global, Series A, 3.625% 2022	$4,400	4,576
United Mexican States Government 4.00% 2040[2]	MXN100,581	8,781
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

United Mexican States Government Global 5.55% 2045	$18,000	$20,520
Indonesia (Republic of) 5.875% 2020	6,800	7,582
Indonesia (Republic of) 5.875% 2020[3]	6,200	6,913
Indonesia (Republic of) 3.75% 2022	10,150	9,909
Indonesia (Republic of) 7.75% 2038	18,400	23,000
Indonesia (Republic of) 5.25% 2042	6,900	6,624
Indonesia (Republic of) 4.625% 2043	1,500	1,316
Indonesia (Republic of) 6.75% 2044[3]	1,125	1,297
Turkey (Republic of) 4.557% 2018[3]	1,195	1,255
Turkey (Republic of) 7.00% 2019	2,000	2,309
Turkey (Republic of) 4.00% 2020[2]	TRY 9,091	4,819
Turkey (Republic of) 10.50% 2020	10,250	5,274
Turkey (Republic of) 3.00% 2021[2]	2,603	1,313
Turkey (Republic of) 5.625% 2021	$ 8,000	8,760
Turkey (Republic of) 8.00% 2034	1,250	1,647
Turkey (Republic of) 6.75% 2040	11,300	13,227
Turkey (Republic of) 6.00% 2041	14,650	15,712
Colombia (Republic of), Series B, 5.00% 2018	COP4,913,000	2,529
Colombia (Republic of) Global 4.375% 2021	$16,200	17,423
Colombia (Republic of), Series B, 7.00% 2022	COP38,315,300	21,040
Colombia (Republic of), Series B, 10.00% 2024	8,918,000	5,926
Colombia (Republic of) Global 6.125% 2041	$ 4,000	4,820
European Investment Bank 1.00% 2015	9,100	9,172
European Investment Bank 1.00% 2017	5,000	4,968
European Investment Bank 2.50% 2021	20,000	20,359
European Investment Bank 3.25% 2024	15,000	15,687
Lithuania (Republic of) 7.375% 2020	11,975	14,729
Lithuania (Republic of) 6.125% 2021	12,000	14,081
Lithuania (Republic of) 6.625% 2022	8,700	10,549
Lithuania (Republic of) 6.625% 2022[3]	3,400	4,123
Polish Government 5.125% 2021	19,300	21,761
Polish Government, Series 1021, 5.75% 2021	PLN14,000	5,347
Polish Government 2.75% 2023[2]	6,169	2,183
Polish Government 4.00% 2024	$ 9,485	9,888
Philippines (Republic of) 6.375% 2034	15,500	19,569
Philippines (Republic of) 6.25% 2036	PHP621,000	15,372
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[3]	$33,320	33,396
France Government Agency-Guaranteed, Société Finance 2.875% 2014[3]	33,200	33,396
Iraq (Republic of) 5.80% 2028[5]	35,450	32,171
Brazil (Federal Republic of) 6.00% 2017[2]	BRL20,941	9,520
Brazil (Federal Republic of) 6.00% 2020[2]	9,930	4,474
Brazil (Federal Republic of) 10.00% 2023	38,910	15,836
Morocco Government 4.25% 2022	$ 5,400	5,430
Morocco Government 4.25% 2022[3]	2,700	2,715
Morocco Government 5.50% 2042	19,300	19,131
Morocco Government 5.50% 2042[3]	2,300	2,280
Nigeria (Republic of) 5.125% 2018[3]	7,975	8,296
Nigeria (Republic of) 6.375% 2023	13,490	14,620
Nigeria (Republic of) 6.375% 2023[3]	5,325	5,771
Japanese Government, Series 321, 1.00% 2022	¥2,770,000	28,668
Argentina (Republic of) 7.00% 2017	$30,650	28,189
Caisse d’Amortissement de la Dette Sociale 1.625% 2015[3]	4,000	4,053
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	10,470	10,535
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Caisse d’Amortissement de la Dette Sociale 2.00% 2020[3]	$ 5,000	$ 4,954
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	8,180	8,407
Hungarian Government 4.00% 2019	1,460	1,508
Hungarian Government 6.25% 2020	6,700	7,607
Hungarian Government 6.375% 2021	3,200	3,664
Hungarian Government 5.375% 2023	11,600	12,557
Hungarian Government 5.375% 2024	1,000	1,073
Latvia (Republic of) 2.75% 2020	17,275	17,145
Latvia (Republic of) 2.625% 2021	€5,000	7,157
Latvia (Republic of) 5.25% 2021	$ 1,750	1,965
Venezuela (Republic of) 8.50% 2014	245	246
Venezuela (Republic of) 7.65% 2025	985	763
Venezuela (Republic of) 9.25% 2028	26,980	22,798
South Africa (Republic of) 5.50% 2020	14,000	15,390
South Africa (Republic of), Series R-213, 7.00% 2031	ZAR100,000	7,934
Slovenia (Republic of) 4.125% 2019[3]	$ 870	919
Slovenia (Republic of) 5.50% 2022[3]	3,000	3,296
Slovenia (Republic of) 5.50% 2022	2,370	2,604
Slovenia (Republic of) 5.85% 2023[3]	10,650	12,008
Slovenia (Republic of) 5.85% 2023	3,350	3,777
Bermudan Government 5.603% 2020[3]	4,075	4,564
Bermudan Government 5.603% 2020	3,940	4,413
Bermudan Government 4.138% 2023[3]	1,700	1,709
Bermudan Government 4.854% 2024[3]	10,650	11,268
Province of Ontario 3.20% 2024	20,000	20,156
Italian Government 4.50% 2024	€12,500	19,696
Swedish Government, Series 1051, 3.75% 2017	SKr100,000	16,406
Greek Government 2.00%/3.00% 2023[8]	€690	790
Greek Government 2.00%/3.00% 2024[8]	690	769
Greek Government 2.00%/3.00% 2025[8]	690	747
Greek Government 2.00%/3.00% 2026[8]	690	726
Greek Government 2.00%/3.00% 2027[8]	690	708
Greek Government 2.00%/3.00% 2028[8]	690	693
Greek Government 2.00%/3.00% 2029[8]	835	830
Greek Government 2.00%/3.00% 2030[8]	835	818
Greek Government 2.00%/3.00% 2031[8]	835	809
Greek Government 2.00%/3.00% 2032[8]	835	801
Greek Government 2.00%/3.00% 2033[8]	835	793
Greek Government 2.00%/3.00% 2034[8]	835	788
Greek Government 2.00%/3.00% 2035[8]	835	783
Greek Government 2.00%/3.00% 2036[8]	945	881
Greek Government 2.00%/3.00% 2037[8]	945	878
Greek Government 2.00%/3.00% 2038[8]	945	877
Greek Government 2.00%/3.00% 2039[8]	945	878
Greek Government 2.00%/3.00% 2040[8]	945	875
Greek Government 2.00%/3.00% 2041[8]	945	875
Greek Government 2.00%/3.00% 2042[8]	945	874
FMS Wertmanagement 1.125% 2016	$4,050	4,093
FMS Wertmanagement 1.00% 2017	4,400	4,379
FMS Wertmanagement 1.625% 2018	6,400	6,423
Republic of Belarus 8.75% 2015	6,325	6,539
Republic of Belarus 8.95% 2018	6,605	7,166
Croatian Government 6.75% 2019	7,985	8,993
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Croatian Government 6.75% 2019[3]	$ 2,865	$ 3,227
Croatian Government 5.50% 2023[3]	1,085	1,132
Dominican Republic 7.50% 2021[3,5]	3,500	4,013
Dominican Republic 7.50% 2021[5]	950	1,089
Dominican Republic 7.45% 2044[3]	7,500	8,040
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	4,100	4,134
Europe Government Agency-Guaranteed, Dexia Credit Local 2.25% 2019[3]	8,625	8,750
KfW 1.00% 2015	8,400	8,434
KfW 2.00% 2022	4,325	4,131
Inter-American Development Bank 4.375% 2044	11,500	12,397
Bahrain Government 5.50% 2020	10,440	11,483
Bahrain Government 5.50% 2020[3]	510	561
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,085
Gabonese Republic 6.375% 2024[3,5]	9,154	10,045
Queensland Treasury Corp. 4.75% 2025	A$10,000	9,984
Romanian Government 6.75% 2022[3]	$8,000	9,580
Japan Bank for International Cooperation 3.00% 2024	9,330	9,464
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	8,985
Swedish Export Credit Corp. 2.875% 2023[3]	9,000	8,955
Chilean Government 3.875% 2020	3,000	3,225
Chilean Government 5.50% 2020	CLP2,899,000	5,512
Uruguay (Republic of) 4.375% 2028[2,5]	UYU133,595	6,510
Uruguay (Republic of) 7.625% 2036[5]	$1,250	1,684
Instituto de Credito Oficial 1.125% 2016[3]	8,000	7,994
State of Qatar 5.25% 2020	5,000	5,706
State of Qatar 4.50% 2022[3]	500	552
Province of Manitoba 3.05% 2024	6,050	6,109
El Salvador (Republic of) 7.375% 2019	4,800	5,346
Municipality Finance PLC 1.125% 2018[3]	4,900	4,851
Israeli Government 5.125% 2019	500	568
Israeli Government 4.00% 2022	3,500	3,739
Kommunalbanken 0.355% 2016[3,4]	4,250	4,256
Sri Lanka (Republic of) 6.25% 2021[3]	3,400	3,604
Brazil (Federal Republic of) 10.00% 2025	BRL7,690	3,067
Kenya (Rebulic of) 6.875% 2024[3]	$ 2,150	2,240
		1,273,857

Federal agency bonds & notes 4.18%

Freddie Mac 5.00% 2014	25,000	25,048
Freddie Mac 1.75% 2015	37,350	38,034
Freddie Mac 0.50% 2016	54,105	54,172
Freddie Mac 1.00% 2017	3,425	3,435
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[5]	3,092	3,174
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[5]	3,225	3,307
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[5]	3,100	3,197
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[5]	15,455	16,385
Freddie Mac 4.875% 2018	13,365	15,182
Freddie Mac 1.25% 2019	43,500	42,266
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[5]	4,325	4,291
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[5]	3,365	3,345
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[5]	2,330	2,337
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[5]	1,870	1,893
Freddie Mac, Series KGRP, Class A, multifamily 0.53% 2020[4,5]	6,722	6,737
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series KF02, Class A2, multifamily 0.702% 2020[4,5]	$ 44,002	$ 44,237
Freddie Mac, Series KF02, Class A3, multifamily 0.782% 2020[4,5]	30,921	31,044
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[5]	2,823	2,942
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020[5]	3,176	3,320
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[5]	3,527	3,685
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[4]	11,485	12,025
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[5]	2,637	2,796
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[5]	1,983	1,972
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[5]	4,200	4,315
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[5]	17,995	17,567
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[5]	4,325	4,254
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[5]	14,350	14,188
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[5]	22,995	22,703
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[5]	2,908	3,027
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[5]	3,901	4,068
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[5]	6,735	6,667
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023[5]	9,622	10,101
Freddie Mac, Series K033, Class A2, multifamily 3.06% 2023[4,5]	1,600	1,635
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[5]	4,200	4,324
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[4,5]	3,420	3,563
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[4,5]	400	417
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[4,5]	16,000	16,729
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[4,5]	1,500	1,580
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	26,090	27,560
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[4,5]	400	423
Freddie Mac, Series K038, Class A2, multifamily 3.389% 2024[5]	13,245	13,841
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[5]	10,865	10,878
Fannie Mae 0.50% 2016	117,100	117,168
Fannie Mae 5.375% 2016	10,420	11,462
Fannie Mae, Series 2014-M6, Class A2, multifamily 2.67851% 2021[5]	8,225	8,344
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[5]	4,325	4,303
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[5]	8,400	8,480
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[5]	3,500	3,597
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[4,5]	7,175	7,464
Fannie Mae, Series 2014-M1, multifamily 3.506% 2023[4,5]	8,350	8,690
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[4,5]	13,550	14,296
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[4,5]	19,740	20,767
Fannie Mae 7.125% 2030	3,900	5,702
Federal Home Loan Bank 0.375% 2016	23,770	23,768
Federal Home Loan Bank 0.625% 2016	28,060	28,011
Federal Home Loan Bank, Series 2816, 1.00% 2017	13,035	13,086
Federal Home Loan Bank 2.75% 2018	16,635	17,524
Federal Home Loan Bank 3.375% 2023	28,050	29,321
Federal Home Loan Bank 5.50% 2036	600	768
Tennessee Valley Authority, Series A, 3.875% 2021	8,750	9,634
Tennessee Valley Authority 1.875% 2022	23,750	22,606
TVA Southaven 3.846% 2033[5]	3,322	3,450
Tennessee Valley Authority 4.65% 2035	4,000	4,396
Tennessee Valley Authority 5.25% 2039	21,250	25,797
Tennessee Valley Authority, Series B, 3.50% 2042	25,113	23,258
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,610
Federal Farm Credit Banks 1.625% 2014	33,700	33,886
Federal Farm Credit Banks 0.204% 2017[4]	26,250	26,254
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Federal Farm Credit Banks 0.206% 2017[4]	$21,501	$ 21,505
CoBank, ACB 7.875% 2018[3]	23,615	28,145
CoBank, ACB 0.831% 2022[3,4]	33,865	30,563
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,248
United States Agency for International Development, Ukraine, 1.844% 2019	6,930	6,967
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	16,500	16,596
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,600	8,654
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,752
Private Export Funding Corp. 3.55% 2024	19,680	20,708
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 0% 2016	2,301	2,312
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 3.49% 2029[5]	4,110	4,214
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 3.82% 2032[5]	4,515	4,696
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 3.938% 2032[5]	1,633	1,669
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	5,000	5,570
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[5]	5,000	5,034
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	2,665	2,665
		1,136,604

Asset-backed obligations[5] 2.03%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[3]	24,200	24,784
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3]	11,075	11,121
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3]	8,500	8,864
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3]	15,000	15,002
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018	13,110	13,149
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018	12,285	12,292
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3]	10,760	10,867
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.127% 2021[3,4,10]	30,365	30,412
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.332% 2035[4]	7,491	6,808
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.292% 2037[4]	8,853	8,046
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.302% 2037[4]	13,319	12,028
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017	26,410	26,415
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[3]	20,000	20,689
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3]	5,225	5,209
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017	8,495	8,500
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018	15,625	15,649
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.554% 2028[3,4]	20,870	20,879
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018	18,300	18,321
New Residential Advance Receivables Trust, Series 2014-T-1, Class A-1, 1.274% 2045[3]	6,855	6,864
New Residential Advance Receivables Trust, Series 2014-T-2, Class A-2, 2.377% 2047[3]	10,745	10,796
Trade Maps Ltd., 2013-1-A-A, 0.854% 2018[3,4,10]	14,685	14,735
Trade Maps Ltd., 2013-1-A-B, 1.404% 2018[3,4,10]	2,900	2,920
Aesop Funding LLC, Series 2011-2A, Class A, 2.37% 2014[3]	1,779	1,786
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3]	14,750	15,252
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[3,10]	16,925	16,925
Ally Master Owner Trust, Series 2014-1, Class A1, 0.622% 2019[4]	8,015	8,030
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019	8,700	8,725
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.571% 2026[3,4]	16,700	16,708
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019	7,520	7,516
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, 2.68% 2023	8,020	8,058
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[5] (continued)	(000)	(000)

BA Credit Card Trust, Series 2014-A1, Class A, 0.532% 2021[4]	$12,590	$ 12,610
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3]	11,395	11,408
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-1, 2.01% 2024	6,800	6,798
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031	4,215	4,364
Fifth Third Auto Trust, Series 2014-1, Class A3, 0.68% 2018	10,175	10,184
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3]	5,775	5,778
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3]	3,850	3,856
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	9,071	9,292
World Financial Network Credit Card Master Note Trust, Series 2014-A, Class A, 0.532% 2019[4]	8,700	8,715
Capital Auto Receivables Asset Trust, Series 2014-1-A2, 0.96% 2017	7,760	7,791
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025	6,735	7,037
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.312% 2019[3,4]	7,208	6,925
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	3,205	3,352
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,270
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.082% 2035[4]	6,500	6,199
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.312% 2037[4]	6,793	6,061
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018	6,000	6,004
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3]	5,320	5,319
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.601% 2033[4]	1,964	1,917
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	873	898
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040	448	470
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040	1,470	1,561
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3]	4,500	4,505
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017	4,485	4,487
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.752% 2022[3,4]	4,336	4,351
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3]	£1,160	1,939
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	$2,109	2,154
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	994	1,059
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017	2,910	2,917
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	2,831	2,883
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	2,526	2,645
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018	2,500	2,502
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	2,174	2,229
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,296	1,363
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.902% 2033[4]	808	805
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,119	1,181
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	896	973
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.282% 2036[3]	962	858
		554,010

Municipals 1.83%

State of California, Various Purpose G.O. Bonds, 7.50% 2034	4,240	6,058
State of California, Various Purpose G.O. Bonds, 7.30% 2039[5]	2,290	3,236
State of California, Various Purpose G.O. Bonds, 7.35% 2039	1,335	1,903
State of California, Various Purpose G.O. Bonds, 7.55% 2039	11,680	17,439
State of California, Various Purpose G.O. Bonds, 7.60% 2040	30,435	46,269
State of California, Various Purpose G.O. Bonds, 7.625% 2040	6,830	10,080
State of California, Various Purpose G.O. Bonds, 4.50% 2043	17,000	17,928
State of California, Various Purpose G.O. Bonds, 5.00% 2043	21,685	23,989
State of California, Various Purpose G.O. Bonds, 5.00% 2043	4,050	4,508
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	8,000	8,041
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	40,090	40,519
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	17,000	18,376
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals (continued)	(000)	(000)

State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	$21,150	$22,024
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General
Resolution Rev. Bonds, Fiscal 2012 Series CC, 5.00% 2045	10,000	10,851
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General
Resolution Rev. Bonds, Fiscal 2014 Series BB, 5.00% 2046	23,100	25,252
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 5.00% 2044	15,690	17,027
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	10,000	10,890
State of California, Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation),
Series 2014-A, 5.00% 2039	20,000	22,159
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds,
Series 2013-B, 5.25% 2051	10,000	10,962
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds,
Series 2013-B, 5.00% 2053	10,000	10,731
State of California, Regents of The University of California, Limited Project Rev. Bonds,
Series 2012-G, 5.00% 2042	16,305	17,840
State of Illinois, Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	15,000	16,391
State of Illinois, Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	16,189
State of New York, Dormitory Auth., State Personal Income Tax Rev. Bonds (Education),
Series 2014-C, 5.00% 2044	10,000	11,142
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds,
Series 2013-B, 1.758% 2018	10,500	10,377
State of Illinois, Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev.
Bonds, Series 2014-A, 5.00% 2044	8,500	9,234
State of Puerto Rico, Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	10,000	8,817
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	2,060	2,113
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program),
Series 2012-B, 2.25% 2042[5]	7,013	6,674
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bonds (Build America Bonds),
Series 2009-C, 7.336% 2039	5,500	8,018
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds,
Series 2012-E, 2.197% 2019	8,000	8,008
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,993
State of California, Sacramento County Sanitation Districts Fncg. Auth. Rev. Bonds (Sacramento Regional
County Sanitation District), Series 2014-A, 5.00% 2044	5,000	5,608
State of Illinois, Fin. Auth. Rev Bonds, The University of Chicago, Series 2012-A, 5.00% 2051	5,000	5,292
State of New York, Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project),
Series 2011, 5.00% 2044	4,660	5,046
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,700	1,778
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	575	604
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	480	501
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	1,785	1,914
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev.
Bonds, Series 2014-B, AMT, 3.25% 2044	4,510	4,736
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	4,300	4,615
State of Florida, Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	3,000	3,267
State of California, Regents of the University of California, General Rev. Bonds, Series 2014-AN, 4.765% 2044	2,600	2,698
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2011-A-2, 0.34% 2038 (put 2017)[4]	2,400	2,400
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program),
Series 2012-A, 3.75% 2042	2,115	2,255
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,975	2,112
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,080	1,154
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals (continued)	(000)	(000)

State of Maryland, Montgomery County Housing Opportunities Commission, Single-family Housing Rev.
Bonds, Series 2013-A, 4.00% 2031	$935	$ 1,017
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	875	932
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	705	770
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[5]	759	733
		497,470

Total bonds, notes & other debt instruments (cost: $26,673,111,000)		27,526,375
Convertible securities 0.06%

Industrials 0.06%	Shares

CEVA Group PLC, Series A-2, 2.234% convertible preferred[10,12]	2,576	2,962
CEVA Group PLC, Series A-1, 3.234% convertible preferred[10]	9,732	14,841
		17,803

Total convertible securities (cost: $13,570,000)		17,803
Preferred securities 0.02%

U.S. government agency securities 0.02%

CoBank, ABC, Class E, noncumulative[3]	6,250	4,281
Total preferred securities (cost: $5,820,000)		4,281
Common stocks 0.09%

Industrials 0.05%

CEVA Group PLC[3,10,13]	12,179	14,005
Atrium Corp.[3,10,13]	985	1
		14,006

Health care 0.02%

Rotech Healthcare Inc.[10,13]	342,069	4,618

Materials 0.01%

NewPage Holdings Inc.[10,12]	45,840	4,082

Consumer discretionary 0.01%

American Media, Inc.[3,10,13]	453,779	2,019
Revel AC Inc.[10,12,13]	222,053	—
		2,019

Energy 0.00%

General Maritime Corp.[3,10,13]	1,716	60
Total common stocks (cost: $80,571,000)		24,785

Rights & warrants 0.00%		Value

Energy 0.00%	Shares	(000)

General Maritime Corp., warrants, expire 2017[3,10,13]	2,654	$ 8
Total warrants (cost: $671,000)		8
	Principal amount
Short-term securities 13.18%	(000)

Freddie Mac 0.06%–0.16% due 10/17/2014–6/16/2015	$1,145,900	1,145,258
Federal Home Loan Bank 0.045%–0.15% due 7/2/2014–3/23/2015	961,352	961,202
Fannie Mae 0.05%–0.13% due 7/23/2014–1/5/2015	327,700	327,617
Federal Farm Credit Banks 0.10%–0.14% due 7/16/2014–3/30/2015	297,500	297,344
Coca-Cola Co. 0.11%–0.14% due 7/23–11/12/2014[3]	161,900	161,856
Procter & Gamble Co. 0.08%–0.09% due 7/7–8/11/2014[3]	139,900	139,896
Jupiter Securitization Co., LLC 0.28% due 11/4/2014[3]	100,000	99,931
Chariot Funding, LLC 0.21% due 12/12/2014[3]	25,000	24,978
Chevron Corp. 0.07% due 7/9–7/10/2014[3]	109,400	109,398
Abbott Laboratories 0.10% due 8/11–9/3/2014[3]	77,800	77,792
Private Export Funding Corp. 0.16%–0.235% due 8/15–9/12/2014[3]	54,400	54,390
General Electric Capital Corp. 0.13% due 10/1/2014	50,000	49,986
Emerson Electric Co. 0.10% due 7/29/2014[3]	45,000	44,997
NetJets Inc. 0.06% due 7/2/2014[3]	34,600	34,600
Harvard University 0.10% due 7/16/2014	30,162	30,162
Paccar Financial Corp. 0.11% due 9/12/2014	22,100	22,092
Walt Disney Co. 0.09% due 7/31/2014[3]	5,800	5,800
Total short-term securities (cost $3,587,048,000)		3,587,299
Total investment securities (cost: $30,360,791,000)		31,160,551
Other assets less liabilities		(3,944,531)
Net assets		$27,216,020

1A portion of this security was pledged as collateral. The total value of pledged collateral was $32,310,000, which represented ..12% of the net assets of the fund.

2Index-linked bond whose principal amount moves with a government price index.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,612,606,000, which represented 13.27% of the net assets of the fund.

4Coupon rate may change periodically.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $157,554,000, which represented .58% of the net assets of the fund.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

8Step bond; coupon rate will increase at a later date.

9Scheduled interest and/or principal payment was not received.

10Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $112,656,000, which represented .41% of the net assets of the fund.

11A portion or all of this security purchased on a TBA basis.

12Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

13Security did not produce income during the last 12 months.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

NewPage Holdings Inc.	9/17/2009–9/9/2011	$ 7,779	$ 4,082.02%
CEVA Group PLC, Series A-2, 2.234%
convertible preferred	3/10/2010–1/23/2012	3,703	2,962.01
Revel AC, Inc.	2/14/2011–10/25/2012	23,124	—	.00
Total restricted securities		$34,606	$7,044.03%

Key to abbreviations and symbols

Agcy. = Agency	Fin. = Finance	BRL = Brazilian reais	PHP = Philippine pesos
AMT = Alternative Minimum Tax	Fncg. = Financing	CLP = Chilean pesos	PLN = Polish zloty
Auth. = Authority	G.O. = General Obligation	COP = Colombian pesos	RUB = Russian rubles
Dept. = Department	Ref. = Refunding	€ = Euros	SKr = Swedish kronor
Dev. = Development	Rev. = Revenue	£ = British pounds	TRY = Turkish lira
Fac. = Facility	TBA = To be announced	¥ = Japanese yen	UYU = Uruguayan pesos
Facs. = Facilities	A$ = Australian dollars	MXN = Mexican pesos	ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-008-0814O-S42162

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: August 29, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 29, 2014